UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 46.6%
Security		Principal Amount (000’s omitted)	Value

Albania — 1.6%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$5,216,663
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,448,849
Republic of Albania, 5.75%, 11/12/20(1)	EUR	59,414	79,886,739
Total Albania			$87,552,251

Argentina — 1.4%
Argentina POM Politica Monetaria, 28.875%, (ARPP7DRR), 6/21/20(2)	ARS	505,160	$25,809,822
City of Buenos Aires, 26.134%, (Badlar + 3.25%), 3/29/24(2)	ARS	142,240	6,776,836
City of Buenos Aires, 27.908%, (Badlar + 5.00%), 1/23/22(2)	ARS	21,093	1,074,411
Provincia de Buenos Aires/Argentina, 27.50%, (Badlar + 3.83%), 5/31/22(2)	ARS	132,375	6,538,996
Provincia de Buenos Aires/Argentina, 27.00%, (Badlar + 3.75%), 4/12/25(1)(2)	ARS	126,040	6,251,314
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,105	1,300,998
Republic of Argentina, 6.25%, 11/9/47	EUR	12,087	13,541,152
Republic of Argentina, 6.875%, 1/11/48	USD	16,709	14,877,276
Republic of Argentina, 7.625%, 4/22/46	USD	872	843,660
Total Argentina			$77,014,465

Australia — 1.1%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	70,990	$50,553,077
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	13,500	10,314,950
Total Australia			$60,868,027

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	32,126	$24,897,650
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	2,475	2,140,875
Total Barbados			$27,038,525

Canada — 2.3%
Canadian Government Bond, 1.00%, 9/1/22	CAD	106,500	$79,207,068
Canadian Government Bond, 1.75%, 3/1/23	CAD	60,500	46,354,747
Total Canada			$125,561,815

China — 0.0%(4)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,553,170
Total China			$1,553,170

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,633,381	$2,676,759
Total Costa Rica			$2,676,759

Dominican Republic — 3.1%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	2,115,900	$44,799,387
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,674,800	34,650,475
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,783,800	36,189,717
Dominican Republic, 15.00%, 4/5/19(1)	DOP	541,100	11,714,649
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	5,809,365
Dominican Republic, 16.00%, 7/10/20(1)	DOP	1,417,800	33,446,756
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,868,223
Total Dominican Republic			$169,478,572

El Salvador — 3.0%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,803,845
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	20,712,169
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,550,146
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	9,935,860
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	53,940,650
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	6,627,729
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	39,765	45,530,925
Total El Salvador			$159,101,324

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$40,397,580
Total Fiji			$40,397,580

Georgia — 0.1%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$158,794
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,854	1,982,314
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,094,368
Total Georgia			$3,235,476

Greece — 0.5%
Hellenic Republic Government Bond, 3.50%, 1/30/23(1)	EUR	5,072	$6,319,045
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)(6)	EUR	16,558	21,328,971
Total Greece			$27,648,016

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Honduras — 0.3%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	10,705	$11,092,949
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	3,437	3,744,955
Total Honduras			$14,837,904

Iceland — 1.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,106,105	$20,313,851
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	923,760
Republic of Iceland, 6.50%, 1/24/31	ISK	4,043,656	44,500,600
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	7,451,746
Republic of Iceland, 8.00%, 6/12/25	ISK	2,047,447	23,655,209
Total Iceland			$96,845,166

India — 3.5%
India Government Bond, 6.79%, 5/15/27	INR	1,975,000	$27,561,282
India Government Bond, 6.79%, 12/26/29	INR	2,000,000	27,734,492
India Government Bond, 6.97%, 9/6/26	INR	1,200,000	16,971,657
India Government Bond, 7.59%, 3/20/29	INR	1,605,000	23,429,297
India Government Bond, 7.61%, 5/9/30	INR	2,296,000	33,215,283
India Government Bond, 7.73%, 12/19/34	INR	729,100	10,573,807
India Government Bond, 7.88%, 3/19/30	INR	500,000	7,437,444
National Highways Authority of India, 7.17%, 12/23/21	INR	1,750,000	25,501,779
National Highways Authority of India, 7.60%, 3/18/22	INR	1,000,000	14,739,242
Total India			$187,164,283

Japan — 1.4%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(5)	JPY	7,942,415	$76,285,540
Total Japan			$76,285,540

Kazakhstan — 0.3%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	5,807,290	$18,348,006
Total Kazakhstan			$18,348,006

Macedonia — 3.0%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	3,807	$4,562,714
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	72,344	93,254,673
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	47,638	62,665,656
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	2,527	3,529,629
Total Macedonia			$164,012,672

Security		Principal Amount (000’s omitted)	Value

New Zealand — 3.5%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	88,720	$65,136,028
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	45,027	34,318,169
New Zealand Government Bond, 2.50%, 9/20/40(5)	NZD	20,482	15,358,210
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	93,005	74,605,750
Total New Zealand			$189,418,157

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$34,844,424
Total Philippines			$34,844,424

Serbia — 6.8%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,727,320	$206,793,238
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	2,220,380	24,276,450
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	28,365,998
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	30,553,895
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	73,457,784
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	3,074,431
Total Serbia			$366,521,796

South Korea — 2.6%
Korea Treasury Bond, 2.375%, 3/10/23	KRW	86,000,000	$80,188,347
Korea Treasury Bond, 2.375%, 12/10/27	KRW	48,355,000	44,016,021
Korea Treasury Bond, 2.625%, 3/10/48	KRW	19,736,500	18,247,296
Total South Korea			$142,451,664

Sri Lanka — 3.8%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	3,855,300	$24,390,237
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	873,967
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,716,869
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,196,129
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	672,000	4,173,465
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	14,795,820
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,799,381
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	12,909,109
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	12,649,028
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	5,041,121
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,530,777
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	10,333,066
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,258,310	8,241,476
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	10,876,705

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	$1,436,993
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	14,117,289
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	4,226,847
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	6,845,359
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	6,493,336
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	9,475,930
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	807,780
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	12,517,447
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	617,000	4,179,915
Total Sri Lanka			$204,628,046

Tanzania — 1.8%
United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	92,005	$95,547,316
Total Tanzania			$95,547,316

Thailand — 0.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	1,618,042	$49,667,094
Total Thailand			$49,667,094

Turkey — 1.7%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$24,991,360
Republic of Turkey, 7.00%, 6/5/20	USD	15,589	16,481,501
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	52,266,133
Total Turkey			$93,738,994

Total Foreign Government Bonds (identified cost $2,423,937,937)			$2,516,437,042

Foreign Corporate Bonds — 2.5%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	200,000	$9,672,727
YPF SA, 26.563%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	12,483	9,487,954
Total Argentina			$19,160,681

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$11,124,693
Total Bulgaria			$11,124,693

Security		Principal Amount (000’s omitted)	Value

China — 0.2%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	1,800	$1,811,250
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	2,935	2,750,491
KWG Property Holding, Ltd., 6.00%, 9/15/22(1)	USD	2,935	2,749,285
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	600	536,758
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	1,449	1,446,073
Total China			$9,293,857

Ecuador — 0.3%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.925%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	5,430	$5,455,747
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	13,490	12,916,675
Total Ecuador			$18,372,422

Georgia — 0.1%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,646,809
Total Georgia			$7,646,809

Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	9,010	$9,449,238
Total Honduras			$9,449,238

Iceland — 0.2%
Heimavellir HF, 7.91%, 4/25/23(7)	ISK	1,036,833	$10,246,399
Total Iceland			$10,246,399

India — 0.9%
LIC Housing Finance, Ltd., 7.48%, 6/10/22	INR	200,000	$2,918,666
Power Finance Corp., Ltd., 7.40%, 9/30/21	INR	472,000	6,856,836
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	892,000	12,990,696
Power Finance Corp., Ltd., 7.50%, 8/16/21	INR	500,000	7,372,603
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	1,214,000	17,802,962
Total India			$47,941,763

Indonesia — 0.0%(4)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,286,398
Total Indonesia			$1,286,398

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Singapore — 0.0%(4)
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	2,935	$2,665,318
Total Singapore			$2,665,318

Total Foreign Corporate Bonds (identified cost $148,239,981)			$137,187,578

Sovereign Loans — 2.1%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.5%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(2)(8)		$25,760	$25,923,602
Total Barbados			$25,923,602

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(8)		$12,133	$11,750,648
Total Ethiopia			$11,750,648

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,806,000
Total Kenya			$3,806,000

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 3.94%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(9)	EUR	11,000	$13,529,330
Total Macedonia			$13,529,330

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$60,004,390
Total Tanzania			$60,004,390

Total Sovereign Loans (identified cost $111,913,798)			$115,013,970

Credit Linked Notes — 0.0%(4)
Security	Principal Amount (000’s omitted)	Value

Argentina — 0.0%(4)
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(6)(10)	$2,100	$2,115,750
Total Argentina		$2,115,750

Total Credit Linked Notes (identified cost $2,123,827)		$2,115,750

Debt Obligations — United States — 10.0%

Corporate Bonds & Notes — 0.0%(4)
Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$530,121
Reliance Communications, Ltd., 6.50%, 11/6/20(1)	1,800,000	1,107,000

Total Corporate Bonds & Notes (identified cost $1,522,066)		$1,637,121

Collateralized Mortgage Obligations — 3.9%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$56,350	$60,627
Series 350, Class F2, 2.014%, (1 mo. USD LIBOR + 0.35%), 9/15/40(2)	138,412	137,876
Series 1548, Class Z, 7.00%, 7/15/23	67,033	71,860
Series 1650, Class K, 6.50%, 1/15/24	370,222	395,291
Series 1817, Class Z, 6.50%, 2/15/26	60,001	64,642
Series 1927, Class ZA, 6.50%, 1/15/27	219,801	237,590
Series 2127, Class PG, 6.25%, 2/15/29	321,508	346,206
Series 2344, Class ZD, 6.50%, 8/15/31	511,705	568,387
Series 2458, Class ZB, 7.00%, 6/15/32	935,321	1,057,655
Interest Only:(11)
Series 362, Class C6, 3.50%, 12/15/47	19,326,653	4,387,755
Series 4791, Class JI, 4.00%, 5/15/48	36,277,450	8,750,349
		$16,078,238
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.347%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,266,376
Series 2017-DNA3, Class M2, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	2,006,486	2,080,651

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2017-DNA3, Class M2B, 4.397%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$18,291,500	$18,706,035
Series 2018-DNA1, Class M2, 3.697%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	29,871,810	29,772,767
		$59,825,829
Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$197,540	$208,272
Series G92-60, Class Z, 7.00%, 10/25/22	293,056	310,714
Series G93-1, Class K, 6.675%, 1/25/23	302,528	319,678
Series G94-7, Class PJ, 7.50%, 5/17/24	339,573	368,624
Series 1992-180, Class F, 3.047%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	239,749	242,600
Series 1993-16, Class Z, 7.50%, 2/25/23	222,352	239,024
Series 1993-79, Class PL, 7.00%, 6/25/23	140,014	149,620
Series 1993-104, Class ZB, 6.50%, 7/25/23	54,685	58,149
Series 1993-121, Class Z, 7.00%, 7/25/23	897,671	961,167
Series 1993-141, Class Z, 7.00%, 8/25/23	181,670	194,832
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,169,797	1,261,002
Series 1994-79, Class Z, 7.00%, 4/25/24	227,700	245,122
Series 1994-89, Class ZQ, 8.00%, 7/25/24	185,171	203,889
Series 1996-35, Class Z, 7.00%, 7/25/26	56,445	61,729
Series 1998-16, Class H, 7.00%, 4/18/28	226,395	251,442
Series 1998-44, Class ZA, 6.50%, 7/20/28	384,795	420,918
Series 1999-25, Class Z, 6.00%, 6/25/29	360,636	390,294
Series 2000-2, Class ZE, 7.50%, 2/25/30	100,854	112,853
Series 2000-49, Class A, 8.00%, 3/18/27	308,247	344,419
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,959,518	3,210,183
Series 2001-74, Class QE, 6.00%, 12/25/31	825,800	903,031
Series 2009-48, Class WA, 5.83%, 7/25/39(12)	3,815,995	4,076,956
Series 2011-38, Class SA, 7.809%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(13)	4,182,816	4,464,169
Interest Only:(11)
Series 424, Class C8, 3.50%, 2/25/48	27,381,447	6,233,559
Series 2018-21, Class IO, 3.00%, 4/25/48	28,424,032	5,699,155
		$30,931,401
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 4.897%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$30,940,000	$32,981,551
Series 2017-C05, Class 1M2C, 4.097%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	8,256,000	8,197,332
Series 2017-C06, Class 1M2, 4.547%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	39,082,094	40,629,127
Series 2017-C07, Class 1M2, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	1,003,243	1,031,980
Series 2017-C07, Class 1M2C, 4.297%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	6,756,360	6,792,045

Security	Principal Amount	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2018-C01, Class 1M2, 4.147%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	$16,074,692	$16,435,868
		$106,067,903
Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$76,787	$81,597
		$81,597

Total Collateralized Mortgage Obligations (identified cost $207,250,519)		$212,984,968

Asset-Backed Securities — 0.2%
Security	Principal Amount	Value
Pnmac Gmsr Issuer Trust, Series 2018-GT1, Class A, 4.747%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(6)	$9,000,000	$9,069,305

Total Asset-Backed Securities (identified cost $9,000,000)		$9,069,305

Mortgage Pass-Throughs — 3.3%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.859%, (COF + 1.25%), with maturity at 2035(14)	$1,984,570	$2,042,031
3.066%, (COF + 2.39%), with maturity at 2023(14)	45,160	46,275
3.561%, (1 yr. CMT + 2.34%), with maturity at 2036(14)	2,067,633	2,169,588
3.921%, (COF + 1.25%), with maturity at 2029(14)	87,606	86,969
4.413%, (COF + 1.25%), with maturity at 2030(14)	391,232	415,763
4.50%, with maturity at 2035	286,941	298,725
6.00%, with various maturities to 2035	8,019,386	8,747,019
6.50%, with various maturities to 2036	14,706,424	16,283,545
6.60%, with maturity at 2030	912,123	1,029,559
7.00%, with various maturities to 2036	15,054,578	16,952,864
7.31%, with maturity at 2026	60,018	66,424
7.50%, with various maturities to 2035	8,385,163	9,369,964
7.95%, with maturity at 2022	110,417	115,927
8.00%, with various maturities to 2034	3,619,715	4,070,913
8.15%, with maturity at 2021	13,732	14,128
8.30%, with maturity at 2021	6,513	6,668
8.50%, with maturity at 2025	98,157	104,864

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
9.00%, with various maturities to 2027	$318,568	$339,984
9.50%, with maturity at 2027	59,447	62,624
10.00%, with various maturities to 2020	13,436	13,729
10.50%, with maturity at 2021	17,351	17,408
		$62,254,971
Federal National Mortgage Association:
2.003%, (COF + 1.25%), with various maturities to 2033(14)	$2,781,574	$2,804,869
2.056%, (COF + 1.25%), with maturity at 2027(14)	117,106	118,044
2.177%, (COF + 1.40%), with maturity at 2025(14)	463,349	468,101
2.377%, (COF + 1.60%), with maturity at 2024(14)	280,578	284,382
2.928%, (COF + 2.17%), with maturity at 2023(14)	18,884	19,003
3.524%, (COF + 1.25%), with maturity at 2034(14)	1,144,316	1,198,670
3.541%, (1 yr. CMT + 2.15%), with maturity at 2028(14)	148,431	153,594
3.708%, (COF + 1.25%), with maturity at 2035(14)	3,075,379	3,214,026
3.806%, (COF + 1.78%), with maturity at 2035(14)	3,076,516	3,269,413
5.50%, with maturity at 2020	44,581	45,243
6.00%, with various maturities to 2038	46,013,249	50,853,416
6.32%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(14)	1,108,757	1,193,403
6.50%, with various maturities to 2038	15,819,292	17,536,789
7.00%, with various maturities to 2035	17,487,246	19,718,670
7.462%, (1 yr. CMT + 2.15%), with maturity at 2025(14)	29,187	30,974
7.50%, with various maturities to 2035	5,259,922	5,905,392
8.00%, with various maturities to 2034	1,834,975	2,054,572
8.50%, with various maturities to 2037	2,612,673	3,022,609
9.00%, with various maturities to 2032	556,906	612,777
9.126%, with maturity at 2028(12)	6,609	6,998
9.50%, with various maturities to 2031	251,362	273,908
9.674%, with maturity at 2027(12)	17,508	18,470
10.50%, with maturity at 2029	49,367	49,486
11.50%, with maturity at 2031	136,369	168,370
		$113,021,179
Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(14)	$212,688	$215,484
6.50%, with various maturities to 2032	587,701	647,242
7.00%, with various maturities to 2031	935,744	1,047,895

Security	Principal Amount	Value

Government National Mortgage Association: (continued)
7.50%, with various maturities to 2028	$139,868	$155,762
7.75%, with maturity at 2019	7,600	7,837
8.00%, with various maturities to 2023	84,232	92,278
8.30%, with maturity at 2020	1,597	1,638
8.50%, with maturity at 2021	15,228	15,933
9.00%, with maturity at 2025	49,279	53,256
9.50%, with various maturities to 2021	26,944	28,455
		$2,265,780

Total Mortgage Pass-Throughs (identified cost $174,802,720)		$177,541,930

U.S. Treasury Obligations — 1.8%
Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(15)	$1,500,000	$1,713,105
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(15)(16)	97,392,645	94,268,078

Total U.S. Treasury Obligations (identified cost $98,101,835)		$95,981,183

Small Business Administration Loans (Interest Only)(17) — 0.8%
Security	Principal Amount	Value
1.109%, 5/15/42 to 9/15/42	$3,870,153	$189,229
1.409%, 9/15/42	2,790,637	184,631
1.609%, 8/15/42 to 9/15/42	4,756,231	348,113
1.655%, 12/15/42 to 4/15/43	5,728,722	437,837
1.659%, 8/15/42	1,893,461	174,403
1.809%, 7/15/37 to 9/15/37	3,443,035	251,629
1.905%, 1/15/43 to 4/15/43	10,545,222	951,275
1.909%, 7/15/42 to 9/15/42	7,505,460	653,080
1.932%, 3/15/41 to 5/15/42	2,217,749	199,490
1.959%, 9/15/42	3,053,553	261,650
2.032%, 8/15/32 to 9/15/42	4,583,518	446,394
2.059%, 8/15/38	844,433	67,374
2.109%, 8/15/42 to 9/15/42	6,160,806	598,224
2.155%, 2/15/43 to 4/15/43	13,812,870	1,400,084
2.159%, 2/15/42 to 4/15/43	3,194,432	347,776
2.209%, 9/15/42	6,321,579	627,236
2.238%, 3/19/36	28,105,468	2,695,399
2.28%, 3/15/43	2,845,300	322,808
2.329%, 10/29/39	48,342,692	4,927,039
2.359%, 9/15/42	2,035,068	221,794

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

2.382%, 2/15/41 to 3/15/41	$1,407,672	$145,506
2.386%, 7/15/39	1,060,158	100,979
2.405%, 1/15/43 to 4/15/43	20,134,533	2,330,977
2.409%, 12/15/41 to 12/15/42	7,827,427	901,959
2.455%, 3/15/28 to 1/15/43	2,607,120	290,530
2.459%, 3/15/28 to 4/15/43	8,181,510	870,560
2.482%, 9/15/41	966,818	131,333
2.532%, 6/15/36	923,584	89,541
2.559%, 5/15/37	1,458,371	143,569
2.579%, 9/15/42	2,580,849	302,914
2.609%, 9/15/42	2,932,309	430,794
2.632%, 11/15/36	658,654	72,602
2.655%, 4/15/43	6,658,050	864,834
2.659%, 4/15/43	1,766,400	238,634
2.709%, 7/15/27 to 9/15/42	10,937,113	1,259,765
2.886%, 2/15/41	846,709	107,616
2.905%, 12/15/42 to 4/15/43	14,327,306	2,040,129
2.909%, 10/15/42 to 12/15/42	3,360,652	478,326
2.932%, 4/15/42 to 5/15/42	3,127,640	451,129
2.955%, 2/15/28 to 2/15/43	4,038,238	414,375
2.959%, 7/15/27 to 12/15/42	6,808,756	848,900
2.982%, 7/15/43	1,245,000	181,138
2.985%, 2/15/29	1,031,288	103,372
3.032%, 4/15/41 to 1/15/42	4,259,845	571,844
3.082%, 10/15/42	2,508,354	374,786
3.155%, 1/15/43 to 4/15/43	4,948,031	868,328
3.159%, 9/15/42 to 12/15/42	4,269,448	722,838
3.205%, 3/15/28 to 3/15/43	2,306,173	328,863
3.209%, 6/15/27 to 9/15/42	8,758,364	1,245,737
3.289%, 12/15/42	3,645,000	617,882
3.405%, 4/15/43	5,840,250	984,757
3.409%, 3/15/43 to 4/15/43	3,550,252	572,650
3.455%, 3/15/28 to 3/15/43	1,589,197	240,806
3.459%, 3/15/27 to 9/15/42	4,735,376	757,246
3.532%, 4/15/37	3,310,062	443,677
3.655%, 1/15/43 to 6/15/43	9,029,000	1,670,346
3.659%, 2/15/43	824,384	148,528
3.685%, 3/15/43	1,381,500	280,860
3.705%, 2/15/28 to 4/15/28	10,268,882	1,301,517
3.709%, 3/15/42 to 10/15/42	8,829,778	1,583,891
3.782%, 5/15/27 to 9/15/42	6,636,768	1,106,253

Total Small Business Administration Loans (Interest Only) (identified cost $41,335,959)		$41,925,756

Total Debt Obligations — United States (identified cost $532,013,099)		$539,140,263

Common Stocks — 3.9%
Security	Shares	Value

Cyprus — 0.2%
Bank of Cyprus Holdings PLC(18)(19)	1,305,859	$3,007,614
Bank of Cyprus Holdings PLC(18)(19)	2,890,548	6,614,643
Total Cyprus		$9,622,257

Iceland — 1.4%
Eik Fasteignafelag HF	57,784,005	$5,704,736
Eimskipafelag Islands HF	4,034,070	8,910,116
Hagar HF(18)	24,109,633	9,768,702
Heimavellir HF(18)	75,681,248	1,024,640
Icelandair Group HF	35,379,527	4,720,067
N1 HF(18)	2,081,100	2,272,572
Reginn HF(18)	29,010,300	6,966,600
Reitir Fasteignafelag HF	15,842,197	14,105,959
Siminn HF	288,361,064	12,538,677
Sjova-Almennar Tryggingar HF	36,510,012	5,989,388
Tryggingamidstodin HF	9,728,851	3,413,126
Total Iceland		$75,414,583

Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.	1,339,400	$8,975,778
Mizuho Financial Group, Inc.	2,792,400	5,052,112
Resona Holdings, Inc.	379,500	2,156,349
Sumitomo Mitsui Financial Group, Inc.	166,100	6,922,756
Sumitomo Mitsui Trust Holdings, Inc.	86,000	3,647,008
Total Japan		$26,754,003

Serbia — 0.0%(4)
Komercijalna Banka AD Beograd(18)	25,649	$486,261
Total Serbia		$486,261

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	43,974,000	$14,165,697
Total Singapore		$14,165,697

South Korea — 0.5%
Hana Financial Group, Inc.	20,100	$893,107
Hyundai Heavy Industries Co., Ltd.(18)	626	69,300
Hyundai Mobis Co., Ltd.	4,800	1,111,601
Hyundai Motor Co.	8,647	1,289,681
KB Financial Group, Inc.	19,639	1,115,791
Korea Electric Power Corp.	20,400	713,628
Korea Zinc Co., Ltd.	1,300	526,146

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
KT&G Corp.	7,599	$694,870
LG Chem, Ltd.	2,080	696,236
LG Corp.	8,100	612,722
LG Electronics, Inc.	8,100	768,032
LG Household & Health Care, Ltd.	700	893,815
Lotte Chemical Corp.	1,600	616,123
Naver Corp.	2,861	1,907,836
POSCO	2,597	894,824
S-Oil Corp.	5,800	594,841
Samsung Biologics Co., Ltd.(6)(18)	2,015	915,194
Samsung C&T Corp.	7,400	965,200
Samsung Electronics Co., Ltd.	1,755	4,349,954
Samsung Fire & Marine Insurance Co., Ltd.	2,200	549,317
Samsung Life Insurance Co., Ltd.	8,700	949,752
Samsung SDI Co., Ltd.	4,000	681,119
Samsung SDS Co., Ltd.	4,300	976,694
Shinhan Financial Group Co., Ltd.	15,611	695,106
SK Holdings Co., Ltd.	2,300	629,577
SK Hynix, Inc.	26,300	2,068,337
SK Innovation Co., Ltd.	3,500	641,362
SK Telecom Co., Ltd.	3,700	790,553
Woori Bank	43,300	646,445
Total South Korea		$28,257,163

Sri Lanka — 0.1%
Softlogic Life Insurance PLC(18)	25,625,000	$3,867,418
Total Sri Lanka		$3,867,418

Turkey — 0.2%
Akbank Turk AS	2,148,152	$4,469,602
Turkiye Garanti Bankasi AS	1,651,723	3,740,211
Turkiye Is Bankasi AS, Class C	3,150,670	4,774,105
Total Turkey		$12,983,918

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	846,990	$2,220,339
Bank for Investment and Development of Vietnam JSC	468,816	739,389
Bao Viet Holdings	156,900	631,777
Binh Minh Plastics JSC	255,600	597,431
Coteccons Construction JSC	133,000	786,227
Danang Rubber JSC	68,640	73,375
Domesco Medical Import Export JSC	240,160	1,034,655
FPT Corp.	30,429	81,528
HA TIEN 1 Cement JSC	219,600	127,093

Security		Shares	Value

Vietnam (continued)
Hoa Phat Group JSC(18)		870,642	$2,052,354
Hoa Sen Group		141,277	103,573
KIDO Group Corp.		373,100	597,312
Kinh Bac City Development Share Holding Corp.(18)		513,300	298,899
Masan Group Corp.(18)		954,000	3,831,583
PetroVietnam Drilling & Well Services JSC(18)		260,463	193,789
PetroVietnam Fertilizer & Chemical JSC		385,500	322,883
PetroVietnam Gas JSC		165,200	805,638
PetroVietnam Nhon Trach 2 Power JSC		882,000	1,219,500
PetroVietnam Technical Services Corp.		628,300	500,868
Pha Lai Thermal Power JSC		219,100	176,589
Refrigeration Electrical Engineering Corp.		807,810	1,363,165
Saigon - Hanoi Commercial Joint Stock Bank(18)		958,301	479,037
Saigon Securities, Inc.		668,470	1,052,555
Saigon Thuong Tin Commercial JSB(18)		5	3
Tan Tao Investment & Industry JSC(18)		1,064,400	115,553
Viet Capital Securities JSC(18)		332,000	1,347,053
Vietnam Construction and Import-Export JSC		311,100	249,936
Vietnam Dairy Products JSC		455,640	3,694,927
Vietnam Joint Stock Commercial Bank for Industry and Trade		148,700	190,447
Vietnam Prosperity JSC Bank(18)		1,347,390	3,388,378
Vietnam Technological & Commercial Joint Stock Bank		260,600	1,465,363
Vingroup JSC(18)		1,550,166	8,541,162
Total Vietnam			$38,282,381

Total Common Stocks (identified cost $197,498,182)			$209,833,681

Short-Term Investments — 31.5%

Foreign Government Securities — 16.2%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.9%
Banco Central Del Argentina, 0.00%, 5/16/18	ARS	343,995	$16,581,850
Banco Central Del Argentina, 0.00%, 6/21/18	ARS	469,474	21,970,422
Banco Central Del Argentina, 0.00%, 7/18/18	ARS	82,900	3,798,731
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	114,098	5,129,266
Total Argentina			$47,480,269

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Egypt — 4.8%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	319,225	$18,081,280
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	167,225	9,489,817
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	173,575	9,760,706
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	286,850	16,076,760
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	118,275	6,606,853
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	134,275	7,475,897
Egypt Treasury Bill, 0.00%, 7/10/18	EGP	685,700	37,562,611
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	388,700	21,289,862
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	741,725	40,374,123
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	324,975	17,755,857
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	258,625	14,041,235
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	86,725	4,693,623
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	484,350	25,939,597
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	318,975	17,029,381
Egypt Treasury Bill, 0.00%, 9/18/18	EGP	62,050	3,302,381
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	51,525	2,733,703
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	153,800	8,134,718
Total Egypt			$260,348,404

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	784	$319,888
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	1,010	411,503
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	7,717	3,122,393
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	8,700	3,495,802
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	10,000	3,911,224
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	750	289,867
Total Georgia			$11,550,677

Greece — 0.2%
Hellenic Republic Treasury Bill, 0.00%, 6/8/18	EUR	7,500	$9,050,205
Total Greece			$9,050,205

Ivory Coast — 0.0%(4)
Cote d’Ivoire Treasury Bill, 0.00%, 7/18/18	XOF	300,000	$545,154
Total Ivory Coast			$545,154

Kazakhstan — 4.9%
National Bank of Kazakhstan Note, 0.00%, 5/18/18	KZT	4,041,892	$12,301,931
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	2,668,260	8,093,112
National Bank of Kazakhstan Note, 0.00%, 6/29/18	KZT	13,894,620	41,885,648
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	10,579,779	31,692,167
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	224,664	663,617
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	12,353,000	35,599,531

Security		Principal Amount (000’s omitted)	Value

Kazakhstan (continued)
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	20,364,739	$57,975,259
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	25,991,020	73,655,885
Total Kazakhstan			$261,867,150

Nigeria — 3.0%
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,290,612	$3,582,155
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	902,270	2,482,255
Nigeria Treasury Bill, 0.00%, 6/14/18	NGN	2,105,290	5,780,372
Nigeria Treasury Bill, 0.00%, 6/21/18	NGN	3,308,310	9,064,746
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	1,216,489	3,325,741
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	4,035,913	11,016,185
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	163,740	445,533
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	1,576,080	4,277,772
Nigeria Treasury Bill, 0.00%, 7/26/18	NGN	5,321,317	14,413,282
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	4,221,076	11,385,936
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	2,522,759	6,795,737
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	1,466,883	3,940,339
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	536,430	1,439,188
Nigeria Treasury Bill, 0.00%, 9/6/18	NGN	4,167,682	11,148,480
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	3,447,390	9,210,301
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	3,514,787	9,366,871
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	996,409	2,648,599
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	814,769	2,163,061
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	3,296,366	8,714,168
Nigeria Treasury Bill, 0.00%, 10/25/18	NGN	2,083,842	5,490,492
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	2,453,347	6,453,601
Nigeria Treasury Bill, 0.00%, 11/22/18	NGN	2,500,620	6,522,117
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	2,083,840	5,420,887
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	3,585,613	9,285,622
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	188,590	482,363
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	3,491,864	8,908,865
Total Nigeria			$163,764,668

Uruguay — 2.2%
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	143,970	$5,067,041
Uruguay Treasury Bill, 0.00%, 5/9/18	UYU	337,117	11,825,756
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	167,603	5,850,788
Uruguay Treasury Bill, 0.00%, 6/6/18	UYU	78,800	2,747,752
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	56,916	1,973,955
Uruguay Treasury Bill, 0.00%, 7/20/18	UYU	215,962	7,452,017
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	72,434	2,473,831
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	309,251	10,522,687
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	164,671	5,596,638

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	239,716	$8,093,891
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	1,131,664	38,130,514
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	23,805	795,940
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	79,360	2,635,198
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	55,545	1,810,513
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	396,785	12,817,062
Total Uruguay			$117,793,583

Total Foreign Government Securities (identified cost $872,505,588)			$872,400,110

U.S. Treasury Obligations — 1.8%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(15)		$60,000	$59,994,800
U.S. Treasury Bill, 0.00%, 5/17/18(15)		39,000	38,972,483

Total U.S. Treasury Obligations (identified cost $98,968,348)			$98,967,283

Other — 13.5%
Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(20)		729,710,856	$729,637,885

Total Other (identified cost $729,623,233)			$729,637,885

Total Short-Term Investments (identified cost $1,701,097,169)			$1,701,005,278

Total Purchased Options — 0.2% (identified cost $18,832,594)			$10,227,597

Total Investments — 96.8% (identified cost $5,135,656,587)			$5,230,961,159

Less Unfunded Loan Commitments — (0.1)%			$(3,691,726)

Net Investments — 96.7% (identified cost $5,131,964,861)			$5,227,269,433

Total Written Options — (0.0)%(4) (premiums received $876,010)			$(5,580)

Other Assets, Less Liabilities — 3.3%			$178,252,337

Net Assets — 100.0%			$5,405,516,190

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $1,142,555,635 or 21.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $33,429,220 or 0.6% of the Portfolio’s net assets.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(10)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(11)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2018.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2018.

(14)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2018.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Non-income producing security.

(19)	Securities are traded on separate exchanges for the same entity.

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Purchased Currency Options — 0.1%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	24,630,000	SEK	9.96	4/15/19	$178,667
Call SEK/Put EUR	BNP Paribas	EUR	16,015,000	SEK	9.96	4/15/19	116,174
Call SEK/Put EUR	Citibank, N.A.	EUR	36,940,000	SEK	9.58	4/12/19	99,344
Call SEK/Put EUR	Citibank, N.A.	EUR	24,630,000	SEK	9.96	4/12/19	177,210
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	88,569
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	88,569
Call SEK/Put EUR	Deutsche Bank AG	EUR	58,150,000	SEK	9.56	4/23/19	157,157
Put CNH/Call USD	Bank of America, N.A.	USD	112,700,000	CNH	7.40	11/12/18	30,091
Put CNH/Call USD	BNP Paribas	USD	115,200,000	CNH	6.86	8/9/18	31,219
Put CNH/Call USD	Citibank, N.A.	USD	107,000,000	CNH	6.85	7/23/18	17,548
Put CNH/Call USD	Citibank, N.A.	USD	113,700,000	CNH	7.45	11/9/18	24,786
Put CNH/Call USD	Deutsche Bank AG	USD	25,520,000	CNH	7.40	11/12/18	6,814
Put CNH/Call USD	Goldman Sachs International	USD	79,700,000	CNH	7.40	11/12/18	21,280
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	103,970,000	CNH	7.45	11/9/18	22,665
Put CNH/Call USD	Standard Chartered Bank	USD	63,320,000	CNH	6.96	8/20/18	13,867
Put EUR/Call USD	BNP Paribas	EUR	56,099,000	USD	1.22	2/27/20	1,404,966
Put EUR/Call USD	BNP Paribas	USD	130,215,000	USD	0.88	2/28/22	491,171
Put EUR/Call USD	Citibank, N.A.	EUR	112,492,000	USD	1.21	2/27/20	2,467,358
Put EUR/Call USD	Goldman Sachs International	EUR	56,099,000	USD	1.21	2/27/20	1,260,669
Put EUR/Call USD	Goldman Sachs International	USD	130,110,000	USD	0.87	2/24/22	488,043
Put INR/Call USD	Bank of America, N.A.	USD	110,000,000	INR	68.75	5/8/18	14,740
Put INR/Call USD	Deutsche Bank AG	USD	200,000,000	INR	68.75	5/8/18	26,800

Total							$7,227,707

Purchased Call Options — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

FTSE 100 Index	Goldman Sachs International	1,986	GBP	14,913,470	GBP	6,275.00	2/15/22	$2,999,890

Total								$2,999,890

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options — (0.0)%(4)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Put INR/Call USD	Bank of America, N.A.	USD	110,000,000	INR	71.50	5/8/18	$(1,980)
Put INR/Call USD	Deutsche Bank AG	USD	200,000,000	INR	71.50	5/8/18	(3,600)

Total							$(5,580)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

JPY	13,337,738,526	USD	121,956,188	Standard Chartered Bank	5/1/18	$50,201	$—
JPY	1,821,005,918	USD	16,711,689	Standard Chartered Bank	5/1/18	—	(54,116)
JPY	8,355,042,400	USD	76,525,393	Standard Chartered Bank	5/1/18	—	(98,002)
JPY	3,161,690,208	USD	29,652,568	Standard Chartered Bank	5/1/18	—	(731,142)
USD	123,606,307	JPY	13,337,738,526	Standard Chartered Bank	5/1/18	1,599,917	—
USD	16,650,719	JPY	1,821,005,918	Standard Chartered Bank	5/1/18	—	(6,854)
USD	28,909,525	JPY	3,161,690,208	Standard Chartered Bank	5/1/18	—	(11,900)
USD	76,395,944	JPY	8,355,042,400	Standard Chartered Bank	5/1/18	—	(31,447)
AUD	2,091,440	USD	1,576,883	Australia and New Zealand Banking Group Limited	5/2/18	—	(2,343)
AUD	22,670,000	USD	18,364,854	Australia and New Zealand Banking Group Limited	5/2/18	—	(1,297,746)
AUD	1,123,900	USD	883,555	Goldman Sachs International	5/2/18	—	(37,427)
AUD	2,091,440	USD	1,609,210	JPMorgan Chase Bank, N.A.	5/2/18	—	(34,670)
EUR	2,119,102	HUF	657,666,575	Credit Agricole Corporate and Investment Bank	5/2/18	27,476	—
EUR	3,032,376	PLN	12,648,203	Bank of America, N.A.	5/2/18	58,266	—
HUF	657,666,575	EUR	2,119,192	Credit Agricole Corporate and Investment Bank	5/2/18	—	(27,584)
KRW	1,624,900,000	USD	1,509,849	BNP Paribas	5/2/18	11,521	—
KRW	30,197,000,000	USD	28,327,392	Goldman Sachs International	5/2/18	—	(54,371)
KRW	9,620,000,000	USD	9,100,369	JPMorgan Chase Bank, N.A.	5/2/18	—	(93,300)
KRW	88,802,000,000	USD	82,514,403	Nomura International PLC	5/2/18	629,645	—
KRW	18,248,000,000	USD	17,110,173	Nomura International PLC	5/2/18	—	(24,831)
KRW	30,963,900,000	USD	28,684,354	Standard Chartered Bank	5/2/18	306,704	—
KRW	1,398,000,000	USD	1,312,553	Standard Chartered Bank	5/2/18	—	(3,625)
NZD	20,000,000	USD	14,075,400	Australia and New Zealand Banking Group Limited	5/2/18	—	(3,399)
NZD	20,501,936	USD	14,443,614	Australia and New Zealand Banking Group Limited	5/2/18	—	(18,451)
NZD	48,412,500	USD	34,106,606	Australia and New Zealand Banking Group Limited	5/2/18	—	(43,569)
PHP	84,977,000	USD	1,646,075	BNP Paribas	5/2/18	—	(3,992)
PHP	495,000,000	USD	9,571,691	Deutsche Bank AG	5/2/18	—	(6,381)
PHP	488,000,000	USD	9,436,334	Goldman Sachs International	5/2/18	—	(6,291)
PHP	380,745,000	USD	7,378,064	JPMorgan Chase Bank, N.A.	5/2/18	—	(20,602)
PHP	490,655,000	USD	9,513,888	Nomura International PLC	5/2/18	—	(32,541)

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

PHP	350,800,000	USD	6,783,332	Standard Chartered Bank	5/2/18	$—	$(4,522)
PHP	377,423,000	USD	7,305,197	UBS AG	5/2/18	—	(11,928)
PLN	12,648,203	EUR	3,031,875	Bank of America, N.A.	5/2/18	—	(57,661)
USD	14,099,239	AUD	18,700,000	Australia and New Zealand Banking Group Limited	5/2/18	20,946	—
USD	5,414,153	AUD	7,185,340	Australia and New Zealand Banking Group Limited	5/2/18	4,671	—
USD	1,609,210	AUD	2,091,440	JPMorgan Chase Bank, N.A.	5/2/18	34,670	—
USD	1,522,169	KRW	1,624,900,000	BNP Paribas	5/2/18	798	—
USD	28,058,911	KRW	30,197,000,000	Goldman Sachs International	5/2/18	—	(214,110)
USD	8,938,859	KRW	9,620,000,000	JPMorgan Chase Bank, N.A.	5/2/18	—	(68,210)
USD	83,171,303	KRW	88,802,000,000	Nomura International PLC	5/2/18	27,255	—
USD	16,955,956	KRW	18,248,000,000	Nomura International PLC	5/2/18	—	(129,386)
USD	1,299,015	KRW	1,398,000,000	Standard Chartered Bank	5/2/18	—	(9,912)
USD	28,771,511	KRW	30,963,900,000	Standard Chartered Bank	5/2/18	—	(219,548)
USD	49,538,746	NZD	66,800,000	Australia and New Zealand Banking Group Limited	5/2/18	2,538,264	—
USD	14,981,667	NZD	20,501,936	Australia and New Zealand Banking Group Limited	5/2/18	556,504	—
USD	1,175,667	NZD	1,612,500	Goldman Sachs International	5/2/18	41,112	—
USD	1,643,179	PHP	84,977,000	BNP Paribas	5/2/18	1,095	—
USD	9,511,914	PHP	495,000,000	Deutsche Bank AG	5/2/18	—	(53,396)
USD	9,378,303	PHP	488,000,000	Goldman Sachs International	5/2/18	—	(51,740)
USD	7,362,371	PHP	380,745,000	JPMorgan Chase Bank, N.A.	5/2/18	4,908	—
USD	9,487,673	PHP	490,655,000	Nomura International PLC	5/2/18	6,325	—
USD	6,755,768	PHP	350,800,000	Standard Chartered Bank	5/2/18	—	(23,042)
USD	7,298,134	PHP	377,423,000	UBS AG	5/2/18	4,865	—
EUR	8,309,002	HUF	2,573,410,000	Goldman Sachs International	5/7/18	128,739	—
EUR	2,173,965	PLN	9,060,000	BNP Paribas	5/7/18	44,652	—
EUR	21,745,093	USD	26,969,134	Standard Chartered Bank	5/7/18	—	(702,437)
HUF	2,573,410,000	EUR	8,294,633	Goldman Sachs International	5/7/18	—	(111,383)
PLN	9,060,000	EUR	2,168,866	BNP Paribas	5/7/18	—	(38,492)
RUB	837,439,195	USD	14,429,899	BNP Paribas	5/7/18	—	(1,137,815)
RUB	837,540,829	USD	14,432,894	Deutsche Bank AG	5/7/18	—	(1,139,196)
RUB	1,477,377,000	USD	25,555,734	Goldman Sachs International	5/7/18	—	(2,106,367)
RUB	1,252,571,000	USD	21,641,387	Standard Chartered Bank	5/7/18	—	(1,760,207)
SGD	53,001,957	USD	40,208,437	Deutsche Bank AG	5/7/18	—	(234,026)
USD	29,379,025	CAD	37,936,407	Barclays Bank PLC	5/7/18	—	(171,164)
USD	81,473,196	CAD	101,790,982	HSBC Bank USA, N.A.	5/7/18	2,184,116	—
USD	29,771,376	CLP	17,775,000,000	JPMorgan Chase Bank, N.A.	5/7/18	791,928	—
USD	22,074,258	COP	61,677,000,000	BNP Paribas	5/7/18	117,563	—
USD	9,071,478	COP	25,252,000,000	BNP Paribas	5/7/18	81,895	—
USD	3,023,741	COP	8,406,000,000	BNP Paribas	5/7/18	31,248	—
USD	33,262,621	COP	92,966,000,000	Standard Chartered Bank	5/7/18	167,203	—
USD	6,047,790	COP	16,831,000,000	Standard Chartered Bank	5/7/18	56,041	—
USD	189,295,442	EUR	151,492,709	Standard Chartered Bank	5/7/18	6,301,833	—

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	32,906,877	RUB	2,039,484,634	BNP Paribas	5/7/18	$535,569	$—
USD	4,707,991	RUB	305,784,000	Goldman Sachs International	5/7/18	—	(145,504)
USD	8,241,041	RUB	528,943,000	Goldman Sachs International	5/7/18	—	(154,499)
USD	7,019,902	RUB	456,413,000	Standard Chartered Bank	5/7/18	—	(224,421)
USD	15,217,040	RUB	977,777,000	Standard Chartered Bank	5/7/18	—	(302,528)
USD	7,796,028	SGD	10,205,000	Deutsche Bank AG	5/7/18	99,352	—
RUB	1,307,448,218	USD	22,607,695	BNP Paribas	5/8/18	—	(1,857,986)
RUB	669,675,491	USD	11,571,667	Credit Suisse International	5/8/18	—	(943,658)
USD	3,892,498	RUB	242,308,000	BNP Paribas	5/8/18	46,976	—
USD	16,243,386	RUB	1,013,636,000	Credit Suisse International	5/8/18	156,591	—
USD	11,696,304	RUB	721,179,709	Goldman Sachs International	5/8/18	250,903	—
AUD	4,612,180	USD	3,626,119	Australia and New Zealand Banking Group Limited	5/9/18	—	(153,794)
AUD	122,383,956	USD	96,218,878	Australia and New Zealand Banking Group Limited	5/9/18	—	(4,080,904)
COP	62,871,412,000	USD	21,938,903	Standard Chartered Bank	5/9/18	442,701	—
ILS	7,800,000	USD	2,240,060	Goldman Sachs International	5/9/18	—	(71,839)
ILS	480,210,000	USD	138,957,694	Goldman Sachs International	5/9/18	—	(5,470,362)
NZD	11,037,076	USD	7,951,970	Australia and New Zealand Banking Group Limited	5/9/18	—	(186,614)
USD	9,071,462	COP	25,261,000,000	BNP Paribas	5/9/18	78,794	—
USD	13,607,295	COP	37,919,000,000	Standard Chartered Bank	5/9/18	108,504	—
USD	135,131,446	NZD	185,342,614	Australia and New Zealand Banking Group Limited	5/9/18	4,729,936	—
CZK	6,009,887,344	EUR	235,866,850	JPMorgan Chase Bank, N.A.	5/10/18	—	(1,313,366)
THB	259,090,000	USD	8,155,178	Citibank, N.A.	5/10/18	55,175	—
THB	2,083,718,587	USD	64,139,087	Deutsche Bank AG	5/10/18	1,892,272	—
THB	69,320,000	USD	2,095,843	Deutsche Bank AG	5/10/18	100,852	—
THB	85,444,279	USD	2,729,980	Deutsche Bank AG	5/10/18	—	(22,320)
THB	102,232,862	USD	3,282,217	Deutsche Bank AG	5/10/18	—	(42,540)
THB	259,090,000	USD	8,304,167	Deutsche Bank AG	5/10/18	—	(93,814)
THB	204,312,581	USD	6,578,209	Deutsche Bank AG	5/10/18	—	(103,708)
THB	340,358,745	USD	10,947,003	Deutsche Bank AG	5/10/18	—	(161,309)
THB	934,871,337	USD	29,888,624	Deutsche Bank AG	5/10/18	—	(263,307)
THB	170,263,055	USD	5,486,163	Standard Chartered Bank	5/10/18	—	(90,664)
TRY	24,005,591	USD	5,887,195	Standard Chartered Bank	5/10/18	8,248	—
USD	106,456	EUR	87,338	Bank of America, N.A.	5/10/18	935	—
USD	170,500	EUR	139,037	JPMorgan Chase Bank, N.A.	5/10/18	2,517	—
USD	86,341,459	EUR	72,337,013	JPMorgan Chase Bank, N.A.	5/10/18	—	(1,055,373)
USD	8,304,167	THB	259,090,000	Citibank, N.A.	5/10/18	93,814	—
USD	21,320,605	THB	670,000,000	Deutsche Bank AG	5/10/18	88,846	—
USD	40,553,676	THB	1,282,510,000	Deutsche Bank AG	5/10/18	—	(88,030)
USD	18,966,492	THB	627,316,707	Deutsche Bank AG	5/10/18	—	(912,668)
USD	70,219,364	THB	2,281,251,587	Deutsche Bank AG	5/10/18	—	(2,071,656)
USD	21,258,541	THB	668,900,000	Standard Chartered Bank	5/10/18	61,640	—
USD	6,490,414	THB	214,638,000	Standard Chartered Bank	5/10/18	—	(311,291)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	59,510,636	TRY	244,669,055	Goldman Sachs International	5/10/18	$—	$(576,719)
USD	80,963,454	TRY	333,567,000	Standard Chartered Bank	5/10/18	—	(956,014)
AUD	12,754,000	USD	9,588,138	Australia and New Zealand Banking Group Limited	5/11/18	13,866	—
EUR	3,136,019	SEK	31,640,000	Credit Suisse International	5/11/18	173,797	—
EUR	1,347,189	SEK	13,528,000	Credit Suisse International	5/11/18	81,984	—
SEK	45,168,000	EUR	4,531,426	Credit Suisse International	5/11/18	—	(314,042)
USD	5,831,427	NZD	8,134,000	Australia and New Zealand Banking Group Limited	5/11/18	108,625	—
USD	4,498,673	NZD	6,275,000	Australia and New Zealand Banking Group Limited	5/11/18	83,799	—
USD	4,286,140	NZD	6,274,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(128,031)
USD	15,056,141	NZD	22,039,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(449,741)
EUR	2,178,427	SEK	21,973,000	Bank of America, N.A.	5/14/18	121,394	—
RUB	1,276,784,000	USD	22,298,788	Bank of America, N.A.	5/14/18	—	(2,050,362)
SEK	21,973,000	EUR	2,214,766	Bank of America, N.A.	5/14/18	—	(165,311)
SGD	5,076,000	USD	3,838,998	Bank of America, N.A.	5/14/18	—	(10,128)
USD	17,392,464	RUB	1,084,094,000	Bank of America, N.A.	5/14/18	199,894	—
USD	1,279,269	SGD	1,680,000	Goldman Sachs International	5/14/18	12,031	—
USD	294,219	SGD	385,000	Goldman Sachs International	5/14/18	3,810	—
USD	203,473	SGD	268,100	Goldman Sachs International	5/14/18	1,243	—
COP	17,052,420,000	USD	5,852,497	BNP Paribas	5/15/18	217,805	—
COP	42,285,642,000	USD	14,501,249	Citibank, N.A.	5/15/18	551,548	—
COP	42,698,318,000	USD	14,631,230	JPMorgan Chase Bank, N.A.	5/15/18	568,471	—
COP	17,052,420,000	USD	5,855,913	Standard Chartered Bank	5/15/18	214,388	—
THB	293,580,000	USD	9,350,575	Deutsche Bank AG	5/15/18	—	(45,846)
THB	481,232,000	USD	15,335,628	Standard Chartered Bank	5/15/18	—	(83,454)
USD	543,715	EUR	437,247	Bank of America, N.A.	5/15/18	15,249	—
USD	9,358,623	THB	293,580,000	Deutsche Bank AG	5/15/18	53,894	—
USD	4,140,239	THB	128,608,259	JPMorgan Chase Bank, N.A.	5/15/18	64,128	—
USD	15,338,561	THB	481,232,000	Standard Chartered Bank	5/15/18	86,387	—
USD	17,325,621	ZAR	241,883,000	BNP Paribas	5/15/18	—	(2,047,789)
ZAR	241,883,000	USD	20,176,421	BNP Paribas	5/15/18	—	(803,010)
RSD	546,866,673	EUR	4,620,855	Citibank, N.A.	5/16/18	707	—
RSD	3,100,000,000	EUR	26,170,276	Deutsche Bank AG	5/16/18	32,741	—
RSD	1,459,600,000	EUR	12,341,253	JPMorgan Chase Bank, N.A.	5/16/18	—	(7,881)
EUR	28,678,060	USD	35,512,472	Standard Chartered Bank	5/17/18	—	(846,534)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(30,296)
USD	97,218,661	EUR	81,614,054	Standard Chartered Bank	5/17/18	—	(1,436,120)
AUD	369,807	USD	290,603	Australia and New Zealand Banking Group Limited	5/18/18	—	(12,186)
AUD	9,812,807	USD	7,711,129	Australia and New Zealand Banking Group Limited	5/18/18	—	(323,359)
USD	13,154,039	INR	863,760,000	Goldman Sachs International	5/18/18	211,876	—

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	8,159,889	NZD	11,191,498	Australia and New Zealand Banking Group Limited	5/18/18	$286,110	$—
USD	1,820,783	PHP	95,026,648	Citibank, N.A.	5/18/18	—	(15,657)
USD	9,002,926	PHP	469,461,352	Standard Chartered Bank	5/18/18	—	(69,659)
EUR	9,551,512	SEK	95,869,000	Deutsche Bank AG	5/21/18	586,641	—
INR	768,940,000	USD	11,759,290	Citibank, N.A.	5/21/18	—	(237,864)
SEK	95,869,000	EUR	9,674,649	Deutsche Bank AG	5/21/18	—	(735,532)
USD	11,092,463	INR	727,000,000	Bank of America, N.A.	5/21/18	199,445	—
USD	10,638,670	INR	702,365,000	Bank of America, N.A.	5/21/18	114,771	—
USD	2,641,424	INR	174,400,000	Bank of America, N.A.	5/21/18	28,298	—
USD	8,581,660	INR	561,862,750	Citibank, N.A.	5/21/18	162,980	—
USD	13,375,815	INR	882,670,000	Citibank, N.A.	5/21/18	150,313	—
USD	13,280,869	INR	877,135,000	Citibank, N.A.	5/21/18	138,301	—
USD	10,639,270	INR	702,245,000	Citibank, N.A.	5/21/18	117,169	—
USD	10,636,777	INR	702,240,000	Citibank, N.A.	5/21/18	114,751	—
USD	6,640,940	INR	437,970,000	Citibank, N.A.	5/21/18	78,609	—
USD	139,592,708	INR	9,151,000,000	Deutsche Bank AG	5/21/18	2,478,534	—
USD	12,822,416	INR	846,600,000	Deutsche Bank AG	5/21/18	137,369	—
USD	13,166,225	INR	869,300,000	Goldman Sachs International	5/21/18	141,053	—
USD	13,289,948	INR	876,605,000	JPMorgan Chase Bank, N.A.	5/21/18	155,322	—
USD	13,744,944	INR	900,500,000	Societe Generale	5/21/18	252,286	—
USD	26,392,279	INR	1,743,210,000	Standard Chartered Bank	5/21/18	272,860	—
USD	13,163,157	INR	868,900,000	Standard Chartered Bank	5/21/18	143,978	—
USD	13,198,546	INR	871,500,000	Standard Chartered Bank	5/21/18	140,410	—
USD	543,416	INR	35,860,000	Standard Chartered Bank	5/21/18	6,107	—
USD	4,860,902	KZT	1,594,376,000	Citibank, N.A.	5/21/18	9,180	—
USD	3,939,611	KZT	1,296,132,000	Citibank, N.A.	5/21/18	—	(4,548)
USD	4,779,552	KZT	1,601,150,000	Citibank, N.A.	5/21/18	—	(92,783)
USD	14,338,718	KZT	4,815,419,000	Citibank, N.A.	5/21/18	—	(314,711)
USD	19,118,281	KZT	6,393,870,000	Citibank, N.A.	5/21/18	—	(338,410)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(249,188)
EUR	8,043,637	HUF	2,509,983,000	Societe Generale	5/22/18	54,372	—
EUR	8,372,466	PLN	34,945,000	Societe Generale	5/22/18	166,243	—
HUF	2,509,983,000	EUR	8,086,807	Societe Generale	5/22/18	—	(106,575)
PLN	34,945,000	EUR	8,386,813	Societe Generale	5/22/18	—	(183,592)
EUR	12,341,253	USD	15,065,832	Standard Chartered Bank	5/24/18	—	(140,272)
JPY	623,000,000	USD	5,813,736	Standard Chartered Bank	5/24/18	—	(106,980)
JPY	882,519,404	USD	8,288,124	Standard Chartered Bank	5/24/18	—	(204,137)
USD	17,322,083	EUR	14,200,000	Standard Chartered Bank	5/24/18	148,547	—
USD	4,506,097	EUR	3,651,589	Standard Chartered Bank	5/24/18	89,851	—
USD	82,404,168	EUR	68,298,765	Standard Chartered Bank	5/24/18	—	(196,626)
USD	6,566,027	JPY	723,760,000	Standard Chartered Bank	5/24/18	—	(63,704)
USD	11,781,206	JPY	1,321,144,480	Standard Chartered Bank	5/24/18	—	(320,640)
NOK	141,528,000	EUR	14,633,057	Deutsche Bank AG	5/28/18	—	(45,961)
AUD	24,640,000	USD	19,265,819	Standard Chartered Bank	5/29/18	—	(714,782)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KRW	17,542,200,000	USD	16,443,757	Citibank, N.A.	5/29/18	$—	$(48,555)
KRW	17,867,100,000	USD	16,745,173	Deutsche Bank AG	5/29/18	—	(46,315)
USD	76,661	EUR	61,774	JPMorgan Chase Bank, N.A.	5/29/18	1,924	—
USD	9,560,629	KRW	10,281,500,000	Credit Agricole Corporate and Investment Bank	5/29/18	—	(48,615)
USD	21,175,609	KRW	22,772,250,000	Goldman Sachs International	5/29/18	—	(107,676)
USD	41,725,800	NZD	57,239,000	Standard Chartered Bank	5/29/18	1,456,699	—
EUR	8,017,180	HUF	2,484,605,000	HSBC Bank USA, N.A.	5/30/18	121,238	—
EUR	8,174,876	PLN	34,131,000	HSBC Bank USA, N.A.	5/30/18	164,063	—
HUF	2,484,605,000	EUR	8,003,882	HSBC Bank USA, N.A.	5/30/18	—	(105,148)
PLN	34,131,000	EUR	8,189,327	HSBC Bank USA, N.A.	5/30/18	—	(181,547)
SGD	40,243,000	USD	30,529,909	Goldman Sachs International	5/30/18	—	(164,892)
COP	78,879,370,770	USD	27,499,432	Citibank, N.A.	5/31/18	577,715	—
NOK	122,614,000	EUR	12,684,032	Citibank, N.A.	5/31/18	—	(49,538)
NOK	283,028,000	EUR	29,263,824	Goldman Sachs International	5/31/18	—	(96,766)
COP	80,075,347,000	USD	27,927,091	Citibank, N.A.	6/1/18	575,623	—
COP	61,471,999,000	USD	21,458,817	Standard Chartered Bank	6/1/18	422,060	—
EUR	236,227,917	USD	289,760,706	Deutsche Bank AG	6/1/18	—	(3,901,574)
USD	104,227,022	EUR	85,121,501	Deutsche Bank AG	6/1/18	1,221,591	—
USD	13,375,331	EUR	10,971,480	Deutsche Bank AG	6/1/18	98,756	—
EUR	14,846,998	HUF	4,642,582,095	Goldman Sachs International	6/4/18	66,299	—
EUR	14,890,476	PLN	62,132,000	Goldman Sachs International	6/4/18	314,949	—
HUF	4,642,582,095	EUR	14,958,218	Goldman Sachs International	6/4/18	—	(200,915)
MAD	10,190,000	USD	1,000,000	Credit Agricole Corporate and Investment Bank	6/4/18	96,294	—
PLN	62,132,000	EUR	14,717,643	Goldman Sachs International	6/4/18	—	(105,759)
USD	23,897,871	KZT	7,993,838,000	Citibank, N.A.	6/4/18	—	(354,910)
COP	3,003,000,000	USD	1,049,156	Citibank, N.A.	6/5/18	19,736	—
EUR	10,744,743	HUF	3,375,000,000	Barclays Bank PLC	6/5/18	—	(10,365)
EUR	6,848,263	HUF	2,151,338,000	Citibank, N.A.	6/5/18	—	(7,570)
EUR	10,775,991	PLN	45,000,000	Barclays Bank PLC	6/5/18	218,455	—
EUR	7,246,952	PLN	30,242,800	Citibank, N.A.	6/5/18	152,644	—
EUR	22,969,778	SEK	230,674,000	Goldman Sachs International	6/5/18	1,397,737	—
HUF	3,375,000,000	EUR	10,872,717	Barclays Bank PLC	6/5/18	—	(144,543)
HUF	2,151,338,000	EUR	6,932,309	Citibank, N.A.	6/5/18	—	(94,164)
PLN	45,000,000	EUR	10,697,351	Barclays Bank PLC	6/5/18	—	(123,263)
PLN	30,242,800	EUR	7,189,750	Citibank, N.A.	6/5/18	—	(83,403)
SEK	230,674,000	EUR	23,556,612	Goldman Sachs International	6/5/18	—	(2,108,076)
RUB	2,729,948,267	USD	47,033,204	BNP Paribas	6/6/18	—	(3,858,472)
USD	15,333,792	RUB	959,190,000	BNP Paribas	6/6/18	163,991	—
MAD	21,042,000	USD	2,073,103	BNP Paribas	6/7/18	190,456	—
MAD	27,626,000	USD	2,711,089	Credit Agricole Corporate and Investment Bank	6/7/18	260,733	—
USD	2,488,538	EUR	2,167,528	BNP Paribas	6/7/18	—	(135,616)
USD	213,614	EUR	186,121	Deutsche Bank AG	6/7/18	—	(11,717)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,661,008	EUR	1,450,345	Deutsche Bank AG	6/7/18	$—	$(94,878)
USD	3,327,570	EUR	2,892,191	Deutsche Bank AG	6/7/18	—	(173,911)
AUD	555,993	USD	435,451	Australia and New Zealand Banking Group Limited	6/8/18	—	(16,841)
AUD	14,753,237	USD	11,554,661	Australia and New Zealand Banking Group Limited	6/8/18	—	(446,866)
MAD	55,253,000	USD	5,422,277	Credit Agricole Corporate and Investment Bank	6/8/18	521,256	—
USD	7,601,901	NZD	10,409,085	Australia and New Zealand Banking Group Limited	6/8/18	278,993	—
MAD	27,721,000	USD	2,711,100	Societe Generale	6/11/18	270,501	—
MAD	18,265,000	USD	1,786,832	Standard Chartered Bank	6/11/18	177,706	—
USD	924,527	EUR	807,122	Standard Chartered Bank	6/11/18	—	(52,961)
ARS	162,962,395	USD	7,601,833	Deutsche Bank AG	6/12/18	58,843	—
COP	30,333,512,000	USD	10,575,432	Citibank, N.A.	6/12/18	219,292	—
COP	27,374,948,000	USD	9,543,464	Citibank, N.A.	6/12/18	198,402	—
MAD	82,879,000	USD	8,133,366	Credit Agricole Corporate and Investment Bank	6/12/18	780,564	—
USD	1,631,145	ARS	34,164,325	BNP Paribas	6/12/18	25,119	—
USD	1,019,441	ARS	21,316,505	BNP Paribas	6/12/18	17,376	—
USD	356,070	ARS	7,445,425	BNP Paribas	6/12/18	6,069	—
USD	2,431,927	ARS	50,851,595	Citibank, N.A.	6/12/18	41,452	—
USD	2,352,765	ARS	49,184,545	Goldman Sachs International	6/12/18	40,655	—
USD	1,172,930	EUR	949,541	Standard Chartered Bank	6/12/18	22,865	—
USD	1,085,266	EUR	878,459	Standard Chartered Bank	6/12/18	21,294	—
USD	6,076,000	EUR	5,000,000	Standard Chartered Bank	6/12/18	20,099	—
USD	823,410	EUR	700,000	Standard Chartered Bank	6/12/18	—	(24,416)
USD	2,214,883	EUR	1,863,000	Standard Chartered Bank	6/12/18	—	(41,545)
USD	1,662,988	EUR	1,426,600	Standard Chartered Bank	6/12/18	—	(64,882)
USD	6,070,063	EUR	5,087,000	Standard Chartered Bank	6/12/18	—	(91,211)
USD	6,069,808	EUR	5,087,000	Standard Chartered Bank	6/12/18	—	(91,466)
USD	3,101,003	EUR	2,667,415	Standard Chartered Bank	6/12/18	—	(129,717)
USD	4,980,401	EUR	4,343,625	Standard Chartered Bank	6/12/18	—	(280,513)
USD	903,987	NZD	1,256,524	Australia and New Zealand Banking Group Limited	6/12/18	20,007	—
RUB	491,712,000	USD	8,095,357	Bank of America, N.A.	6/13/18	—	(325,246)
USD	11,371,108	EUR	9,200,000	Standard Chartered Bank	6/14/18	226,360	—
USD	5,464,819	EUR	4,421,410	Standard Chartered Bank	6/14/18	108,786	—
USD	4,403,234	ZAR	52,805,000	Bank of America, N.A.	6/14/18	190,584	—
USD	2,335,006	ZAR	27,988,000	Standard Chartered Bank	6/14/18	102,194	—
ZAR	52,805,000	USD	4,473,938	Bank of America, N.A.	6/14/18	—	(261,289)
ZAR	4,433,000	USD	376,925	Standard Chartered Bank	6/14/18	—	(23,271)
ZAR	23,555,000	USD	1,955,908	Standard Chartered Bank	6/14/18	—	(76,750)
COP	42,051,763,000	USD	14,717,565	Citibank, N.A.	6/15/18	245,982	—
USD	59,833,316	NZD	81,672,000	Australia and New Zealand Banking Group Limited	6/15/18	2,375,941	—

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	29,170,058	ZAR	409,956,000	Standard Chartered Bank	6/15/18	$—	$(3,531,053)
USD	27,917,415	ZAR	391,793,000	UBS AG	6/15/18	—	(3,334,881)
ZAR	165,070,000	USD	13,183,452	Standard Chartered Bank	6/15/18	—	(16,252)
ZAR	244,886,000	USD	20,761,848	Standard Chartered Bank	6/15/18	—	(1,227,937)
ZAR	391,793,000	USD	33,227,154	UBS AG	6/15/18	—	(1,974,858)
COP	41,318,127,000	USD	14,482,344	Deutsche Bank AG	6/18/18	218,846	—
EUR	10,239,942	PLN	42,813,197	Societe Generale	6/21/18	205,324	—
PLN	42,813,197	EUR	10,131,136	Societe Generale	6/21/18	—	(73,440)
USD	10,098,423	EUR	8,173,056	Goldman Sachs International	6/21/18	191,823	—
USD	10,018,131	EUR	8,108,236	Goldman Sachs International	6/21/18	190,099	—
USD	9,188,430	EUR	7,430,710	Goldman Sachs International	6/21/18	181,630	—
USD	4,635,651	EUR	3,712,441	Goldman Sachs International	6/21/18	135,783	—
USD	4,053,995	EUR	3,279,268	Goldman Sachs International	6/21/18	79,179	—
CNH	164,627,800	USD	25,905,240	Deutsche Bank AG	6/25/18	87,147	—
CNH	185,635,000	USD	29,203,386	Standard Chartered Bank	6/25/18	105,739	—
CNH	9,281,200	USD	1,460,066	Standard Chartered Bank	6/25/18	5,304	—
COP	20,888,279,000	USD	7,287,160	JPMorgan Chase Bank, N.A.	6/25/18	143,454	—
COP	18,608,002,000	USD	6,495,280	Standard Chartered Bank	6/25/18	124,169	—
INR	806,910,000	USD	12,215,729	Goldman Sachs International	6/25/18	—	(155,475)
INR	1,259,500,000	USD	19,067,444	UBS AG	6/25/18	—	(242,680)
USD	22,268,383	INR	1,495,990,000	Australia and New Zealand Banking Group Limited	6/25/18	—	(91,011)
USD	24,456,263	INR	1,612,059,000	Citibank, N.A.	6/25/18	362,075	—
USD	3,939,620	KZT	1,307,954,000	Goldman Sachs International	6/26/18	—	(13,115)
USD	15,912,289	KZT	5,282,880,000	Goldman Sachs International	6/27/18	—	(50,135)
USD	85,449,428	EUR	68,871,950	Deutsche Bank AG	6/28/18	1,919,817	—
USD	3,331,280	EUR	2,685,000	Deutsche Bank AG	6/28/18	74,845	—
EUR	5,243,024	HUF	1,641,410,000	Credit Agricole Corporate and Investment Bank	6/29/18	18,012	—
EUR	5,261,021	PLN	22,000,000	Credit Agricole Corporate and Investment Bank	6/29/18	107,656	—
HUF	1,641,410,000	EUR	5,286,125	Credit Agricole Corporate and Investment Bank	6/29/18	—	(70,290)
PLN	22,000,000	EUR	5,192,394	Credit Agricole Corporate and Investment Bank	6/29/18	—	(24,416)
SGD	50,000,000	USD	38,182,512	Bank of America, N.A.	7/6/18	—	(420,278)
SGD	47,809,780	USD	36,518,317	Goldman Sachs International	7/6/18	—	(410,234)
USD	16,180,110	SGD	21,183,000	Goldman Sachs International	7/6/18	181,762	—
USD	17,055,843	CAD	21,721,384	HSBC Bank USA, N.A.	7/9/18	110,777	—
AUD	30,310,000	USD	23,295,205	Citibank, N.A.	7/10/18	—	(470,370)
USD	23,244,800	NZD	32,000,000	Citibank, N.A.	7/10/18	731,828	—
CNH	37,000,000	USD	5,858,416	Citibank, N.A.	7/11/18	—	(20,509)
CNH	44,000,000	USD	6,969,966	Citibank, N.A.	7/11/18	—	(27,589)
CNH	73,811,500	USD	11,696,431	Citibank, N.A.	7/11/18	—	(50,358)
EUR	217,383	USD	270,887	Goldman Sachs International	7/12/18	—	(6,945)
EUR	549,260	USD	684,534	Goldman Sachs International	7/12/18	—	(17,632)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	887,505	USD	1,106,799	Goldman Sachs International	7/12/18	$—	$(29,205)
EUR	2,514,977	USD	3,107,807	Goldman Sachs International	7/12/18	—	(54,165)
EUR	3,406,607	USD	4,232,369	Goldman Sachs International	7/12/18	—	(96,124)
NZD	14,440,238	USD	10,416,177	Australia and New Zealand Banking Group Limited	7/12/18	—	(256,994)
USD	92,166,420	EUR	73,390,257	Goldman Sachs International	7/12/18	3,057,213	—
USD	82,781,813	EUR	66,135,506	Goldman Sachs International	7/12/18	2,481,201	—
USD	5,308,588	EUR	4,227,121	Goldman Sachs International	7/12/18	176,089	—
USD	4,768,054	EUR	3,809,262	Goldman Sachs International	7/12/18	142,912	—
USD	108,410	EUR	87,341	Goldman Sachs International	7/12/18	2,362	—
USD	25,584,245	NZD	35,208,000	Australia and New Zealand Banking Group Limited	7/12/18	814,257	—
USD	11,079,385	NZD	15,247,000	Australia and New Zealand Banking Group Limited	7/12/18	352,618	—
USD	2,700,282	NZD	3,743,476	Australia and New Zealand Banking Group Limited	7/12/18	66,623	—
USD	10,455,545	ZAR	127,584,000	Barclays Bank PLC	7/12/18	313,158	—
ZAR	127,584,000	USD	10,560,977	Barclays Bank PLC	7/12/18	—	(418,591)
ILS	8,855,400	USD	2,514,167	JPMorgan Chase Bank, N.A.	7/13/18	—	(43,058)
MAD	27,561,500	USD	2,711,118	Societe Generale	7/13/18	247,554	—
RUB	1,269,206,000	USD	22,019,153	Bank of America, N.A.	7/13/18	—	(2,033,427)
USD	38,786,874	KRW	40,957,000,000	Australia and New Zealand Banking Group Limited	7/13/18	467,484	—
USD	42,521,024	KRW	45,000,000,000	Australia and New Zealand Banking Group Limited	7/13/18	419,002	—
USD	17,037,028	KRW	18,127,398,000	Australia and New Zealand Banking Group Limited	7/13/18	77,025	—
USD	27,834,006	KRW	29,646,000,000	Morgan Stanley & Co. International PLC	7/13/18	97,194	—
USD	20,436,520	RUB	1,269,206,000	Bank of America, N.A.	7/13/18	450,794	—
CNH	27,367,500	USD	4,341,498	Citibank, N.A.	7/16/18	—	(24,264)
CNH	44,500,000	USD	7,051,404	Citibank, N.A.	7/16/18	—	(31,512)
CNH	50,100,000	USD	7,945,444	Citibank, N.A.	7/16/18	—	(42,151)
CNH	22,300,000	USD	3,537,437	Deutsche Bank AG	7/16/18	—	(19,603)
CNH	58,800,000	USD	9,335,111	Deutsche Bank AG	7/16/18	—	(59,389)
KRW	62,582,300,000	USD	58,851,138	Goldman Sachs International	7/16/18	—	(291,418)
MAD	51,393,000	USD	5,093,206	Societe Generale	7/16/18	421,847	—
SGD	51,202,000	USD	39,187,953	Goldman Sachs International	7/16/18	—	(508,586)
SGD	50,000,000	USD	38,273,117	Standard Chartered Bank	7/16/18	—	(501,773)
USD	9,142,867	KRW	9,747,210,150	BNP Paribas	7/16/18	22,174	—
USD	29,736,532	KRW	31,621,828,159	Goldman Sachs International	7/16/18	147,249	—
USD	26,113,466	KRW	27,769,060,000	Goldman Sachs International	7/16/18	129,308	—
USD	9,084,949	KRW	9,700,000,000	Societe Generale	7/16/18	8,432	—
USD	11,288,042	ZAR	136,902,224	Credit Agricole Corporate and Investment Bank	7/16/18	410,368	—
ZAR	136,902,224	USD	11,337,424	Credit Agricole Corporate and Investment Bank	7/16/18	—	(459,749)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,299,909	HUF	406,606,000	Credit Agricole Corporate and Investment Bank	7/19/18	$6,143	$—
EUR	1,306,261	PLN	5,470,000	Credit Agricole Corporate and Investment Bank	7/19/18	26,335	—
EUR	1,012,000	USD	1,254,946	Goldman Sachs International	7/19/18	—	(25,528)
HUF	1,752,170,000	EUR	5,643,603	Citibank, N.A.	7/19/18	—	(77,446)
HUF	406,606,000	EUR	1,309,221	Credit Agricole Corporate and Investment Bank	7/19/18	—	(17,455)
PLN	5,470,000	EUR	1,292,227	Credit Agricole Corporate and Investment Bank	7/19/18	—	(9,286)
USD	48,689,313	EUR	38,845,790	Goldman Sachs International	7/19/18	1,497,899	—
EUR	804,025	PLN	3,365,400	Citibank, N.A.	7/20/18	16,683	—
EUR	9,631,441	SEK	96,691,000	State Street Bank and Trust Company	7/20/18	591,594	—
SEK	96,691,000	EUR	9,763,938	State Street Bank and Trust Company	7/20/18	—	(752,568)
PHP	160,700,000	USD	3,061,996	Citibank, N.A.	7/23/18	33,304	—
USD	11,163,865	ZAR	135,728,776	Credit Agricole Corporate and Investment Bank	7/23/18	388,908	—
ZAR	135,728,776	USD	11,227,182	Credit Agricole Corporate and Investment Bank	7/23/18	—	(452,226)
USD	8,902,800	TWD	256,000,000	JPMorgan Chase Bank, N.A.	7/24/18	202,571	—
AUD	7,685,471	USD	5,922,900	JPMorgan Chase Bank, N.A.	7/26/18	—	(134,671)
USD	24,318,827	EUR	19,402,210	Standard Chartered Bank	7/26/18	735,492	—
USD	14,624,516	EUR	11,667,829	Standard Chartered Bank	7/26/18	442,300	—
USD	3,007,259	NZD	4,111,221	JPMorgan Chase Bank, N.A.	7/26/18	114,806	—
USD	2,910,359	NZD	3,978,748	JPMorgan Chase Bank, N.A.	7/26/18	111,106	—
COP	78,879,409,000	USD	27,910,059	The Toronto-Dominion Bank	7/27/18	123,964	—
USD	16,728,506	KZT	5,654,235,000	Citibank, N.A.	7/27/18	—	(288,285)
RUB	1,467,951,000	USD	25,439,328	Credit Suisse International	7/30/18	—	(2,369,626)
RUB	1,933,449,000	USD	33,826,689	Credit Suisse International	7/30/18	—	(3,441,416)
USD	7,333,213	KZT	2,436,460,000	Deutsche Bank AG	7/30/18	3,185	—
USD	12,035,048	RUB	758,208,000	Credit Suisse International	7/30/18	119,369	—
USD	3,021,978	RUB	198,000,000	Goldman Sachs International	7/30/18	—	(89,707)
USD	18,052,570	RUB	1,136,228,757	Standard Chartered Bank	7/30/18	196,076	—
USD	8,336,208	RUB	520,335,243	Standard Chartered Bank	7/30/18	158,837	—
USD	12,026,352	RUB	788,628,000	Standard Chartered Bank	7/30/18	—	(367,395)
AUD	7,185,340	USD	5,416,668	Australia and New Zealand Banking Group Limited	8/2/18	—	(4,815)
AUD	11,529,840	USD	8,883,430	Australia and New Zealand Banking Group Limited	8/2/18	—	(199,387)
PHP	495,000,000	USD	9,446,565	Deutsche Bank AG	8/2/18	80,704	—
PHP	488,000,000	USD	9,313,866	Goldman Sachs International	8/2/18	78,674	—
PHP	350,800,000	USD	6,707,970	Standard Chartered Bank	8/2/18	43,880	—
USD	123,982,873	EUR	99,720,000	Standard Chartered Bank	8/2/18	2,707,839	—
USD	28,772,313	KRW	30,963,900,000	Standard Chartered Bank	8/2/18	—	(222,905)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,492,209	NZD	6,142,008	Australia and New Zealand Banking Group Limited	8/2/18	$170,938	$—
USD	4,347,461	NZD	5,944,099	Australia and New Zealand Banking Group Limited	8/2/18	165,430	—
USD	34,103,217	NZD	48,412,500	Australia and New Zealand Banking Group Limited	8/2/18	42,117	—
USD	14,442,179	NZD	20,501,936	Australia and New Zealand Banking Group Limited	8/2/18	17,836	—
USD	77,023,385	JPY	8,355,042,400	Standard Chartered Bank	8/3/18	99,722	—
NOK	267,023,000	EUR	27,545,751	Bank of America, N.A.	8/6/18	—	(106,628)
NOK	279,137,000	EUR	28,777,010	Citibank, N.A.	8/6/18	—	(89,075)
AUD	18,700,000	USD	14,106,065	Australia and New Zealand Banking Group Limited	8/9/18	—	(20,719)
USD	1,577,646	AUD	2,091,440	Australia and New Zealand Banking Group Limited	8/9/18	2,317	—
USD	21,604,094	JPY	2,332,399,557	Goldman Sachs International	8/9/18	120,325	—
USD	14,074,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	8/9/18	3,304	—
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(343,642)
UAH	18,486,000	USD	641,875	Citibank, N.A.	8/22/18	30,163	—
EUR	10,180,000	USD	12,717,772	Standard Chartered Bank	8/23/18	—	(316,199)
USD	49,445,649	EUR	39,579,000	Standard Chartered Bank	8/23/18	1,229,357	—
USD	5,196,645	EUR	4,137,703	Standard Chartered Bank	8/23/18	155,974	—
USD	28,615,657	EUR	22,943,000	Deutsche Bank AG	8/30/18	649,895	—
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(471,519)
RSD	837,879,000	EUR	6,742,136	Deutsche Bank AG	9/7/18	312,882	—
RSD	419,192,000	EUR	3,371,066	Deutsche Bank AG	9/7/18	159,017	—
RSD	828,728,000	EUR	6,683,290	Deutsche Bank AG	9/13/18	286,034	—
USD	101,396,928	EUR	80,409,935	JPMorgan Chase Bank, N.A.	9/13/18	3,271,512	—
RSD	412,359,000	EUR	3,341,645	Deutsche Bank AG	9/17/18	120,797	—
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(308,466)
RSD	411,858,000	EUR	3,341,647	Deutsche Bank AG	9/18/18	115,243	—
USD	42,224,905	EUR	33,997,508	JPMorgan Chase Bank, N.A.	9/20/18	713,563	—
UAH	18,615,000	USD	641,897	Citibank, N.A.	9/21/18	26,510	—
RSD	423,389,000	EUR	3,431,029	Citibank, N.A.	9/24/18	120,799	—
RSD	407,784,000	EUR	3,303,232	Deutsche Bank AG	9/26/18	117,093	—
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(137,911)
USD	35,450,889	EUR	28,408,438	Standard Chartered Bank	9/27/18	744,050	—
USD	4,056,132	EUR	3,245,165	JPMorgan Chase Bank, N.A.	10/5/18	88,895	—
USD	3,810,464	EUR	3,063,320	JPMorgan Chase Bank, N.A.	10/5/18	65,534	—
USD	3,424,542	EUR	2,752,051	JPMorgan Chase Bank, N.A.	10/5/18	60,141	—
USD	2,262,091	EUR	1,806,623	JPMorgan Chase Bank, N.A.	10/5/18	53,482	—
USD	1,349,115	EUR	1,084,332	JPMorgan Chase Bank, N.A.	10/5/18	23,512	—
USD	1,009,115	EUR	807,809	JPMorgan Chase Bank, N.A.	10/5/18	21,563	—
USD	832,133	EUR	665,679	JPMorgan Chase Bank, N.A.	10/5/18	18,335	—
USD	379,098	EUR	305,742	JPMorgan Chase Bank, N.A.	10/5/18	5,327	—

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	219,924	EUR	175,595	JPMorgan Chase Bank, N.A.	10/5/18	$5,258	$—
RSD	203,975,000	EUR	1,651,619	Deutsche Bank AG	10/10/18	56,274	—
USD	3,482,500	TWD	100,000,000	Citibank, N.A.	10/11/18	62,268	—
USD	9,298,276	TWD	267,000,000	Goldman Sachs International	10/11/18	166,255	—
USD	175,883,358	EUR	140,134,936	JPMorgan Chase Bank, N.A.	10/12/18	4,469,434	—
USD	6,969,855	TWD	200,000,000	Standard Chartered Bank	10/12/18	128,840	—
USD	4,722,464	TWD	135,700,000	Standard Chartered Bank	10/12/18	80,835	—
USD	6,996,540	TWD	202,200,000	Citibank, N.A.	10/16/18	78,048	—
USD	6,017,943	TWD	174,400,000	Citibank, N.A.	10/16/18	50,658	—
USD	4,649,879	TWD	134,800,000	Deutsche Bank AG	10/16/18	37,551	—
USD	6,999,482	TWD	202,600,000	Standard Chartered Bank	10/16/18	67,303	—
USD	4,659,993	TWD	135,000,000	Standard Chartered Bank	10/16/18	40,822	—
USD	2,749,888	TWD	79,568,000	Standard Chartered Bank	10/16/18	27,382	—
RSD	333,628,000	EUR	2,712,423	Deutsche Bank AG	10/18/18	75,690	—
USD	18,037,975	TWD	513,000,000	Goldman Sachs International	10/23/18	475,234	—
USD	16,481,006	TWD	469,000,000	Standard Chartered Bank	10/23/18	424,622	—
USD	7,489,814	KZT	2,518,450,000	Citibank, N.A.	10/25/18	8,650	—
USD	6,747,316	TWD	198,000,000	Goldman Sachs International	10/31/18	—	(35,653)
USD	11,198,332	TWD	328,895,000	Goldman Sachs International	10/31/18	—	(68,763)
USD	14,046,686	TWD	412,200,000	Nomura International PLC	10/31/18	—	(74,223)
USD	7,900,417	QAR	29,393,500	Standard Chartered Bank	12/6/18	—	(121,922)
USD	3,160,188	QAR	11,748,000	Standard Chartered Bank	12/10/18	—	(46,042)
USD	3,160,000	QAR	11,771,000	Standard Chartered Bank	12/10/18	—	(52,508)
USD	3,160,268	QAR	11,772,000	Standard Chartered Bank	12/10/18	—	(52,512)
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	248,386	—
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	248,386	—
USD	1,969,693	QAR	7,279,000	Credit Agricole Corporate and Investment Bank	12/13/18	—	(16,806)
USD	3,013,773	QAR	11,160,000	Standard Chartered Bank	12/13/18	—	(31,883)
MAD	35,314,000	USD	3,561,674	Societe Generale	12/14/18	180,450	—
USD	1,507,046	QAR	5,561,000	BNP Paribas	12/17/18	—	(10,530)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(647,520)
USD	3,500,136	QAR	12,915,500	BNP Paribas	12/19/18	—	(24,380)
MAD	98,765,000	USD	10,000,000	Credit Agricole Corporate and Investment Bank	12/20/18	461,509	—
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(9,966)
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(9,966)
USD	5,974,711	QAR	21,972,000	BNP Paribas	1/9/19	—	(19,866)
USD	1,493,695	QAR	5,508,000	BNP Paribas	1/10/19	—	(9,025)
USD	1,493,966	QAR	5,509,000	BNP Paribas	1/10/19	—	(9,027)
USD	2,987,263	QAR	11,023,000	BNP Paribas	1/10/19	—	(20,088)
USD	7,426,987	QAR	27,435,290	Standard Chartered Bank	1/10/19	—	(58,047)
MAD	97,450,000	USD	10,000,000	Societe Generale	1/16/19	303,002	—

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,883,519	QAR	6,937,000	BNP Paribas	1/16/19	$—	$(8,945)
MAD	18,390,000	USD	1,915,625	BNP Paribas	1/22/19	27,873	—
MAD	16,957,000	USD	1,778,395	BNP Paribas	1/22/19	13,660	—
EUR	11,725,251	RON	56,674,000	Citibank, N.A.	1/23/19	—	(195,330)
EUR	11,824,855	RON	57,185,000	Deutsche Bank AG	1/23/19	—	(204,641)
EUR	7,183,292	RON	34,652,200	JPMorgan Chase Bank, N.A.	1/23/19	—	(102,001)
EUR	6,872,715	RON	33,336,104	BNP Paribas	1/28/19	—	(140,748)
EUR	9,759,405	RON	47,216,000	Deutsche Bank AG	1/28/19	—	(168,287)
TRY	65,656,459	USD	15,752,509	Deutsche Bank AG	1/28/19	—	(885,618)
TRY	65,656,000	USD	15,748,621	Standard Chartered Bank	1/28/19	—	(881,833)
USD	1,482,365	KZT	507,710,000	Deutsche Bank AG	1/28/19	—	(6,071)
USD	3,978,102	KZT	1,362,500,000	Deutsche Bank AG	1/28/19	—	(16,292)
USD	15,744,954	TRY	65,656,459	Deutsche Bank AG	1/28/19	878,063	—
USD	15,763,746	TRY	65,656,000	Standard Chartered Bank	1/28/19	896,958	—
EUR	2,174,904	RON	10,500,000	BNP Paribas	2/1/19	—	(30,751)
EUR	10,942,579	RON	52,921,594	BNP Paribas	2/1/19	—	(178,792)
EUR	23,011,113	RON	111,299,000	Citibank, N.A.	2/1/19	—	(378,661)
EUR	4,687,816	RON	22,682,000	Deutsche Bank AG	2/1/19	—	(79,264)
EUR	808,310	RON	3,900,500	Deutsche Bank AG	2/14/19	—	(9,667)
EUR	1,346,600	RON	6,496,000	Deutsche Bank AG	2/14/19	—	(15,582)
EUR	1,078,112	RON	5,202,000	Standard Chartered Bank	2/14/19	—	(12,782)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,406,435)
EUR	8,366,162	RON	40,350,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(89,467)
EUR	10,788,808	RON	52,056,000	BNP Paribas	2/20/19	—	(119,624)
EUR	7,548,995	RON	36,439,000	Deutsche Bank AG	2/20/19	—	(87,609)
EUR	7,553,599	RON	36,465,000	Citibank, N.A.	2/22/19	—	(86,770)
EUR	2,722,112	RON	13,043,000	Deutsche Bank AG	2/22/19	—	(5,908)
EUR	6,741,795	RON	32,559,500	Deutsche Bank AG	2/22/19	—	(80,934)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,130,068)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,139,328)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(643,547)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(169,339)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(162,299)
USD	13,720,468	TWD	386,780,000	JPMorgan Chase Bank, N.A.	4/24/19	294,645	—
USD	9,469,166	TWD	274,085,000	Bank of America, N.A.	4/30/19	—	(50,136)
USD	11,360,967	TWD	328,900,000	Standard Chartered Bank	4/30/19	—	(62,125)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(548,057)
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(1,030,489)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(936,779)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(458,351)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(86,671)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(96,680)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(1,191,885)
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	694,040	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(2,757,538)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	$550,717	$—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(483,500)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(533,564)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(96,522)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(112,275)
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(58,084)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(98,929)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(91,909)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(109,891)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(59,169)
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(38,846)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(83,823)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(97,382)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(41,956)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(30,788)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(104,606)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(32,040)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(43,899)
TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(818,101)
TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(1,146,289)
TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(1,535,790)
TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(290,916)
TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(296,367)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(53,299)
TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(935,659)
TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(826,907)
TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(951,129)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(73,794)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(93,746)
TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(1,175,192)
TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(1,231,556)
USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(56,759)
USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(25,012)
USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(47,176)
USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(28,873)

						$90,290,708	$(115,649,008)

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Settlement Date(1)	Notional Amount† (000’s omitted)		Net Unrealized Depreciation

CHF versus USD, 1 year term	Deutsche Bank AG	8.58%	6/14/18		51,643	$(402,919)
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		26,857	(161,169)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	25,824	(345,967)

						$(910,055)

(1)	At the settlement date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	225	Long	May-18	$16,805,250	$401,775

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	216	Short	Jun-18	(20,656,688)	111,375
10-Year USD Deliverable Interest Rate Swap	1,557	Short	Jun-18	(145,263,234)	759,466
CME 90-Day Eurodollar	9,200	Long	Dec-18	2,239,165,000	(3,917,774)
CME 90-Day Eurodollar	9,200	Short	Dec-19	(2,231,690,000)	4,604,324
Japan 10-Year Bond	75	Short	Jun-18	(103,347,969)	(6,861)
U.S. 2-Year Treasury Note	503	Short	Jun-18	(106,659,579)	196,484
U.S. 5-Year Treasury Note	898	Short	Jun-18	(101,930,016)	279,671

					$2,428,460

CME:  Chicago Mercantile Exchange

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$266,562
LCH.Clearnet	EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	225,737
LCH.Clearnet	EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	179,761

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	$109,309
LCH.Clearnet	EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(435,914)
LCH.Clearnet	EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(423,588)
LCH.Clearnet	EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(336,817)
LCH.Clearnet	EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(127,230)
LCH.Clearnet	EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(13,963)
LCH.Clearnet	USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	293,856
LCH.Clearnet	USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	504,528
LCH.Clearnet	USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	480,419
LCH.Clearnet	USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	475,087
LCH.Clearnet	USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	322,787

								$1,520,534

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	212,147	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	$(241,900)
CME Group, Inc.	BRL	213,442	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(254,092)
CME Group, Inc.	BRL	243,842	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.82% (pays upon termination)	1/2/19	(309,059)
CME Group, Inc.	BRL	429,158	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(489,346)
CME Group, Inc.	BRL	454,237	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	(517,487)
CME Group, Inc.	BRL	641,219	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(764,329)
CME Group, Inc.	BRL	38,634	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	224,883
CME Group, Inc.	BRL	39,705	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	222,846
CME Group, Inc.	BRL	43,940	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	271,927
CME Group, Inc.	BRL	81,009	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	432,182
CME Group, Inc.	BRL	84,581	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	412,560
CME Group, Inc.	BRL	118,158	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	590,903
CME Group, Inc.	MXN	2,816,716	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(1,812,447)
CME Group, Inc.	MXN	2,065,865	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,326,100)
CME Group, Inc.	MXN	2,451,525	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,568,041)
CME Group, Inc.	MXN	1,176,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.00% (pays monthly)	8/21/19	(677,435)
CME Group, Inc.	MXN	2,750,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(1,519,157)
CME Group, Inc.	MXN	2,288,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(78,357)

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	2,250,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	$(47,325)
CME Group, Inc.	MXN	2,675,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	409,965
CME Group, Inc.	MXN	386,594	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	1/24/20	(7,274)
CME Group, Inc.	MXN	1,223,826	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68% (pays monthly)	1/24/20	(34,102)
CME Group, Inc.	MXN	1,749,674	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.52% (pays monthly)	4/16/20	(231,424)
CME Group, Inc.	MXN	3,942,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/16/20	(59,380)
CME Group, Inc.	MXN	568,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	190,844
CME Group, Inc.	MXN	572,100	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	192,322
CME Group, Inc.	MXN	745,680	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	(103,955)
LCH.Clearnet	CAD	8,420	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	25,674
LCH.Clearnet	CAD	16,800	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	51,226
LCH.Clearnet	CAD	50,490	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.49% (pays semi-annually)	2/5/23	119,528
LCH.Clearnet	CAD	30,777	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.46% (pays semi-annually)	2/6/23	37,285
LCH.Clearnet	CAD	12,000	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.42% (pays semi-annually)	3/6/23	(15,006)
LCH.Clearnet	CAD	17,582	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.39% (pays semi-annually)	3/14/23	(53,783)
LCH.Clearnet	CAD	22,858	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.40% (pays semi-annually)	3/14/23	(59,917)
LCH.Clearnet(1)	CHF	134,038	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.45)% (pays annually)	3/25/20	(17,065)
LCH.Clearnet(1)	CHF	134,038	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.46)% (pays annually)	3/25/20	(27,303)
LCH.Clearnet(1)	CHF	140,784	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.46)% (pays annually)	3/25/20	(25,093)
LCH.Clearnet(1)	CHF	67,752	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	3/26/20	(23,082)

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	CHF	67,752	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.48)% (pays annually)	3/27/20	$(30,636)
LCH.Clearnet(1)	CHF	67,752	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	3/27/20	(34,086)
LCH.Clearnet(1)	CHF	136,619	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	3/29/20	(50,487)
LCH.Clearnet(1)	CHF	204,137	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.50)% (pays annually)	4/3/20	(137,081)
LCH.Clearnet(1)	CHF	68,926	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/5/20	(44,070)
LCH.Clearnet(1)	CHF	136,678	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.51)% (pays annually)	4/8/20	(112,090)
LCH.Clearnet(1)	CHF	137,558	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/9/20	(89,575)
LCH.Clearnet(1)	CHF	137,558	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.49)% (pays annually)	4/9/20	(93,077)
LCH.Clearnet(1)	CHF	77,482	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	4/15/20	(37,005)
LCH.Clearnet(1)	CHF	8,606	Pays	3-month CHF-LIBOR-BBA (pays quarterly)	(0.47)% (pays annually)	4/16/20	(4,190)
LCH.Clearnet(1)	EUR	180,382	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(101,068)
LCH.Clearnet(1)	EUR	180,382	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	3/25/20	(104,347)
LCH.Clearnet(1)	EUR	58,367	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/26/20	(19,005)
LCH.Clearnet(1)	EUR	58,367	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/27/20	(15,908)
LCH.Clearnet(1)	EUR	58,368	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.10)% (pays annually)	3/27/20	(20,503)
LCH.Clearnet(1)	EUR	114,975	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	3/29/20	(23,977)
LCH.Clearnet(1)	EUR	173,929	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.12)% (pays annually)	4/3/20	(12,945)
LCH.Clearnet(1)	EUR	59,541	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/5/20	(9,934)
LCH.Clearnet(1)	EUR	59,541	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11)% (pays annually)	4/6/20	(8,466)

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	EUR	354,268	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09)% (pays annually)	4/15/20	$(103,385)
LCH.Clearnet	EUR	132,460	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(2)	9/20/22	(532,824)
LCH.Clearnet	EUR	135,560	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	1,088,298
LCH.Clearnet	EUR	32,790	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(2)	3/21/23	(146,391)
LCH.Clearnet	EUR	871	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.95% (pays annually)	4/12/28	3,766
LCH.Clearnet	EUR	28,200	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(1,015,433)
LCH.Clearnet	EUR	1,595	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	22,710
LCH.Clearnet	EUR	4,466	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.36% (pays annually)	4/5/48	51,593
LCH.Clearnet	HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(262,997)
LCH.Clearnet	HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(820,320)
LCH.Clearnet	HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(730,317)
LCH.Clearnet	HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(248,643)
LCH.Clearnet	HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(249,618)
LCH.Clearnet	HUF	4,931,197	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	(367,045)
LCH.Clearnet	HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	(186,213)
LCH.Clearnet	HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	(74,508)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(402,100)
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(293,509)
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(94,145)
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(94,972)

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	$(201,383)
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(153,856)
LCH.Clearnet	HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(346,144)
LCH.Clearnet	HUF	2,523,435	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(314,618)
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(161,769)
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(387,296)
LCH.Clearnet	HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(243,493)
LCH.Clearnet	HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(200,752)
LCH.Clearnet	HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(183,336)
LCH.Clearnet	HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(169,973)
LCH.Clearnet	HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(492,146)
LCH.Clearnet	HUF	695,350	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	(29,913)
LCH.Clearnet	HUF	1,030,149	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	(77,539)
LCH.Clearnet	HUF	2,083,417	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/7/28	(108,840)
LCH.Clearnet	HUF	1,050,752	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	(84,327)
LCH.Clearnet	HUF	2,013,812	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	(186,084)
LCH.Clearnet	JPY	1,425,700	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	49,515
LCH.Clearnet	JPY	1,425,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	60,037
LCH.Clearnet	JPY	1,814,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	(32,166)
LCH.Clearnet	JPY	1,940,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	(53,438)
LCH.Clearnet	JPY	2,055,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(215,891)
LCH.Clearnet	JPY	1,402,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(266,833)
LCH.Clearnet	JPY	2,841,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(496,440)

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	JPY	3,122,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	$(539,783)
LCH.Clearnet	NZD	32,240	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(101,826)
LCH.Clearnet	NZD	44,340	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(136,490)
LCH.Clearnet	NZD	80,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(205,855)
LCH.Clearnet	NZD	91,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(186,987)
LCH.Clearnet	NZD	35,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(75,119)
LCH.Clearnet	NZD	35,680	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(80,520)
LCH.Clearnet	NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(433,325)
LCH.Clearnet	NZD	22,435	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(498,710)
LCH.Clearnet	NZD	23,592	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(538,370)
LCH.Clearnet	NZD	21,377	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(361,052)
LCH.Clearnet	NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(679,378)
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(89,089)
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(95,074)
LCH.Clearnet	NZD	58,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(205,131)
LCH.Clearnet	NZD	37,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(249,470)
LCH.Clearnet	PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	125,923
LCH.Clearnet	PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	339,163
LCH.Clearnet	PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	322,657
LCH.Clearnet	PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	313,060
LCH.Clearnet	PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	275,738
LCH.Clearnet	PLN	68,374	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	281,019
LCH.Clearnet	PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	87,556

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	$(341,742)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(255,197)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(81,046)
LCH.Clearnet	PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(277,807)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(22,993)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(30,345)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(50,296)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(47,350)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(58,496)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(40,078)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(110,223)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(43,037)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	(48,033)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(59,655)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(73,512)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(192,976)
LCH.Clearnet	PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	39,366
LCH.Clearnet	PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	113,231
LCH.Clearnet	PLN	30,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/7/28	267,349
LCH.Clearnet	PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	105,502
LCH.Clearnet	PLN	28,914	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	188,276
LCH.Clearnet(1)	SEK	1,784,149	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.08% (pays annually)	3/25/20	199,043

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	SEK	1,810,839	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.08% (pays annually)	3/25/20	$203,057

LCH.Clearnet(1)	SEK	592,468	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.05% (pays annually)	3/26/20	48,233
LCH.Clearnet(1)	SEK	1,190,802	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.04% (pays annually)	3/27/20	84,925
LCH.Clearnet(1)	SEK	1,196,667	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.05% (pays annually)	3/29/20	85,190
LCH.Clearnet(1)	SEK	1,193,734	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/3/20	58,947
LCH.Clearnet(1)	SEK	1,218,958	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/5/20	39,083
LCH.Clearnet(1)	SEK	605,666	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/6/20	23,949
LCH.Clearnet(1)	SEK	1,202,533	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/8/20	36,603
LCH.Clearnet(1)	SEK	1,202,533	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.03% (pays annually)	4/9/20	38,250
LCH.Clearnet(1)	SEK	1,202,533	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.02% (pays annually)	4/9/20	34,804
LCH.Clearnet(1)	SEK	178,268	Pays	3-month Stockholm Interbank Offered Rate (pays quarterly)	0.04% (pays annually)	4/15/20	7,339
LCH.Clearnet	USD	3,354	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(2)	9/20/19	45,092
LCH.Clearnet	USD	2,100	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	2,410
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually)	7/31/20	(74,632)
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(279,683)
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(349,721)
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(472,986)
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(568,801)

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	22,156	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	$(543,554)

LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(574,401)

LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(966,673)
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(316,533)
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(657,826)
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(735,783)
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(43,862)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(392,933)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(393,651)
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(334,870)
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(675,948)
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(320,149)
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(385,133)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(422,201)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(395,736)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(792,420)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.27% (pays semi-annually)	3/7/21	(938,776)
LCH.Clearnet	USD	25,617	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	1,111,829
LCH.Clearnet	USD	39,231	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	1,663,569
LCH.Clearnet	USD	475	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.73% (pays semi-annually)	4/5/23	3,660
LCH.Clearnet	USD	2,840	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	4/10/23	15,997
LCH.Clearnet	USD	208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	1,485
LCH.Clearnet	USD	1,751	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	12,484

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	$(503,254)
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(686,552)

LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(867,299)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(870,341)
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.60% (pays semi-annually)	5/18/26	(940,323)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(212,034)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(451,229)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	(332,242)
LCH.Clearnet	USD	14,900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	1,039,805
LCH.Clearnet	USD	83,779		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	5,451,183
LCH.Clearnet	USD	800		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.82% (pays semi-annually)	4/12/28	10,397
LCH.Clearnet	USD	900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.80% (pays semi-annually)	4/13/28	13,840
LCH.Clearnet	USD	848		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	4/18/28	6,283
LCH.Clearnet	USD	0	(3)	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(2)	6/15/46	27
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	1,983,987
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	(2,145,956)
LCH.Clearnet	USD	4,643		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	82,300
LCH.Clearnet	USD	4,900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	99,029

								$(25,774,329)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2018.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	INR	961,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	$(49,455)
Bank of America, N.A.	INR	801,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(86,199)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	307,317
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(45,736)
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(161,535)
Deutsche Bank AG	INR	1,907,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(733,457)
Deutsche Bank AG	INR	814,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	(43,209)
Deutsche Bank AG	INR	950,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	(39,826)
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(629,983)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	2/25/21	306,682
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.76% (pays annually)	3/7/21	186,270
Goldman Sachs International	CLP	28,887,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	10/4/22	(114,763)
Goldman Sachs International	CLP	28,062,280	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/5/22	(128,360)
Goldman Sachs International	CLP	14,031,140	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/6/22	(63,010)

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLP	28,062,260	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.59% (pays semi-annually)	10/10/22	$(154,950)
Goldman Sachs International	CLP	8,410,650	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.50% (pays semi-annually)	10/26/22	17,200
Goldman Sachs International	CLP	3,244,109	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.54% (pays semi-annually)	10/30/22	(1,132)
Goldman Sachs International	CLP	16,340,690	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	12/4/22	(150,034)
Goldman Sachs International	CLP	3,364,260	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	12/5/22	(28,013)
Goldman Sachs International	CLP	2,528,067	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.60% (pays semi-annually)	1/4/23	(22,151)
Goldman Sachs International	INR	633,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	(6,972)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	141,978
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	36,113
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	8,442
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	12,416
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	(29,191)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(514,209)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(1,006,537)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	236,294
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	163,036

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	$105,262
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	124,868
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(258,224)
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.47% (pays annually)	5/18/26	(134,923)
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	(127,721)
JPMorgan Chase Bank, N.A.	INR	950,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	(49,040)
Standard Chartered Bank	INR	1,236,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(468,656)
Standard Chartered Bank	INR	813,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	(27,277)

							$(3,428,685)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Turkey	ICE Clear Credit	$2,160	1.00% (pays quarterly)(1)	6/20/20	1.07%	$(502)	$57,724	$57,222

Total		$2,160				$(502)	$57,724	$57,222

56	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount† (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)

Chile	ICE Clear Credit		12,872	1.00% (pays quarterly)(1)	6/20/23	$(315,228)	$294,296	$(20,932)
Chile	ICE Clear Credit		40,475	1.00% (pays quarterly)(1)	6/20/23	(991,219)	940,965	(50,254)
Chile	ICE Clear Credit		40,473	1.00% (pays quarterly)(1)	6/20/23	(991,170)	898,342	(92,828)
Colombia	ICE Clear Credit		30,007	1.00% (pays quarterly)(1)	6/20/23	51,592	(135,224)	(83,632)
Colombia	ICE Clear Credit		56,263	1.00% (pays quarterly)(1)	6/20/23	96,735	(210,515)	(113,780)
France	ICE Clear Credit		15,573	0.25% (pays quarterly)(1)	12/20/24	(9,853)	(18,833)	(28,686)
France	ICE Clear Credit		139,667	0.25% (pays quarterly)(1)	6/20/28	1,433,102	(1,762,604)	(329,502)
Malaysia	ICE Clear Credit		350,000	1.00% (pays quarterly)(1)	6/20/23	(5,023,900)	4,274,124	(749,776)
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit		3,000	1.00% (pays quarterly)(1)	6/20/23	54,913	(59,785)	(4,872)
Markit iTraxx Europe Senior Financials Index (ITRAXX.FINSR.28.V1)	ICE Clear Credit	EUR	91,840	1.00% (pays quarterly)(1)	12/20/22	(2,785,735)	2,144,077	(641,658)
Mexico	ICE Clear Credit		43,350	1.00% (pays quarterly)(1)	6/20/23	230,333	(409,464)	(179,131)
Mexico	ICE Clear Credit		160,550	1.00% (pays quarterly)(1)	6/20/23	853,056	(1,540,216)	(687,160)
Qatar	ICE Clear Credit		119,079	1.00% (pays quarterly)(1)	12/20/22	(1,153,832)	5,888	(1,147,944)
Russia	ICE Clear Credit		43,944	1.00% (pays quarterly)(1)	6/20/23	600,617	(392,194)	208,423
Russia	ICE Clear Credit		58,591	1.00% (pays quarterly)(1)	6/20/23	800,314	(636,589)	163,725
Russia	ICE Clear Credit		58,591	1.00% (pays quarterly)(1)	6/20/23	800,314	(660,222)	140,092
Russia	ICE Clear Credit		36,619	1.00% (pays quarterly)(1)	6/20/23	500,563	(406,168)	94,395
Russia	ICE Clear Credit		29,296	1.00% (pays quarterly)(1)	6/20/23	400,164	(340,274)	59,890
Russia	ICE Clear Credit		19,895	1.00% (pays quarterly)(1)	6/20/23	271,752	(231,976)	39,776
Russia	ICE Clear Credit		6,200	1.00% (pays quarterly)(1)	6/20/23	84,688	(52,018)	32,670

Total						$(5,092,794)	$1,701,610	$(3,391,184)

†	Notional amount is stated in USD unless otherwise noted.

57	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$26,097	5.00% (pays quarterly)(1)	6/20/23	2.91%	$2,614,971	$(2,663,886)	$(48,915)
Argentina	Goldman Sachs International	26,097	5.00% (pays quarterly)(1)	6/20/23	2.91	2,614,971	(2,762,683)	(147,712)
Poland	Barclays Bank PLC	10,720	1.00% (pays quarterly)(1)	6/20/21	0.22	266,045	16,063	282,108
Poland	BNP Paribas	11,790	1.00% (pays quarterly)(1)	6/20/21	0.22	292,600	15,461	308,061
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	1.07	(5,460)	622,669	617,209
Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	1.07	(2,323)	234,907	232,584
Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	1.15	(77,660)	1,192,464	1,114,804
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	1.07	(5,808)	580,465	574,657
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly)(1)	6/20/20	1.07	(2,323)	252,067	249,744
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly)(1)	6/20/20	1.07	(630)	72,942	72,312
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	1.07	(1,603)	165,030	163,427

Total		$185,114				$5,692,780	$(2,274,501)	$3,418,279

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$4,574	1.00% (pays quarterly)(1)	6/20/18	$(11,292)	$(720)	$(12,012)
Bulgaria	BNP Paribas	6,320	1.00% (pays quarterly)(1)	9/20/18	(30,328)	(4,659)	(34,987)
Colombia	Goldman Sachs International	73,700	1.00% (pays quarterly)(1)	6/20/28	4,989,441	(5,023,183)	(33,742)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(67,301)	(123,050)	(190,351)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(67,301)	(123,195)	(190,496)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(67,301)	(126,621)	(193,922)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(134,603)	(245,884)	(380,487)

58	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	BNP Paribas	$8,480	1.00% (pays quarterly)(1)	6/20/18	$(20,061)	$(18,473)	$(38,534)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(22,335)	(46,816)	(69,151)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(34,842)	(65,410)	(100,252)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(41,095)	(74,132)	(115,227)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(93,060)	(194,797)	(287,857)
Croatia	Citibank, N.A.	2,670	1.00% (pays quarterly)(1)	6/20/18	(6,316)	(6,890)	(13,206)
Croatia	Citibank, N.A.	13,270	1.00% (pays quarterly)(1)	6/20/18	(31,392)	(33,810)	(65,202)
Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(24,717)	(44,964)	(69,681)
Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(63,430)	(120,610)	(184,040)
Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(148,897)	(297,215)	(446,112)
Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(2,729)	(5,159)	(7,888)
Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(16,320)	(31,589)	(47,909)
Croatia	Goldman Sachs International	2,900	1.00% (pays quarterly)(1)	3/20/19	(24,846)	(37,093)	(61,939)
Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(32,906)	(61,776)	(94,682)
Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(50,774)	(95,416)	(146,190)
Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(27,743)	(53,881)	(81,624)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00% (pays quarterly)(1)	6/20/18	(7,019)	(7,662)	(14,681)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00% (pays quarterly)(1)	6/20/18	(6,662)	(7,590)	(14,252)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00% (pays quarterly)(1)	6/20/18	(13,884)	(16,195)	(30,079)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00% (pays quarterly)(1)	6/20/18	(14,927)	(15,576)	(30,503)
Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	637	(1,245)	(608)
Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	57,964	(107,884)	(49,920)
Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	64,971	(107,523)	(42,552)

59	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Egypt	Deutsche Bank AG	$4,550	1.00% (pays quarterly)(1)	6/20/20	$57,964	$(108,543)	$(50,579)
Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	58,601	(109,588)	(50,987)
Lebanon	Bank of America, N.A.	2,330	1.00% (pays quarterly)(1)	6/20/22	323,384	(278,364)	45,020
Lebanon	Bank of America, N.A.	3,150	1.00% (pays quarterly)(1)	12/20/22	484,421	(430,107)	54,314
Lebanon	Barclays Bank PLC	4,100	1.00% (pays quarterly)(1)	12/20/22	630,516	(552,354)	78,162
Lebanon	Goldman Sachs International	7,552	5.00% (pays quarterly)(1)	12/20/18	(62,337)	54,409	(7,928)
Lebanon	Goldman Sachs International	6,999	5.00% (pays quarterly)(1)	12/20/18	(57,772)	46,637	(11,135)
Malaysia	BNP Paribas	14,095	1.00% (pays quarterly)(1)	6/20/23	(202,625)	178,892	(23,733)
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	541,799	(861,922)	(320,123)
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	635,880	(833,781)	(197,901)
Poland	Bank of America, N.A.	7,120	1.00% (pays quarterly)(1)	9/20/19	(96,872)	33,190	(63,682)
Poland	Barclays Bank PLC	8,680	1.00% (pays quarterly)(1)	9/20/18	(42,000)	16,178	(25,822)
Poland	Barclays Bank PLC	4,360	1.00% (pays quarterly)(1)	9/20/19	(59,321)	21,499	(37,822)
Poland	Barclays Bank PLC	15,000	1.00% (pays quarterly)(1)	9/20/19	(204,085)	73,977	(130,108)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(16,113)	9,793	(6,320)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(16,113)	9,226	(6,887)
Qatar	Barclays Bank PLC	13,218	1.00% (pays quarterly)(1)	12/20/18	(80,308)	27,655	(52,653)
Qatar	Barclays Bank PLC	3,800	1.00% (pays quarterly)(1)	3/20/19	(29,403)	10,379	(19,024)
Qatar	Barclays Bank PLC	6,400	1.00% (pays quarterly)(1)	9/20/23	(27,678)	16,671	(11,007)
Qatar	Barclays Bank PLC	15,980	1.00% (pays quarterly)(1)	9/20/23	(69,108)	7,431	(61,677)
Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(16,141)	6,934	(9,207)
Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(60,776)	34,171	(26,605)
Qatar	Deutsche Bank AG	1,713	1.00% (pays quarterly)(1)	6/20/19	(16,141)	6,535	(9,606)

60	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Qatar	Deutsche Bank AG	$3,920	1.00% (pays quarterly)(1)	6/20/19	$(36,937)	$14,955	$(21,982)
Qatar	Goldman Sachs International	2,200	1.00% (pays quarterly)(1)	3/20/19	(17,023)	6,957	(10,066)
Qatar	Goldman Sachs International	4,380	1.00% (pays quarterly)(1)	3/20/19	(33,891)	11,659	(22,232)
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(148)	(67)	(215)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(24,599)	(20,702)	(45,301)
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(144,334)	(82,631)	(226,965)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(7,909)	(7,130)	(15,039)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	13,239	1,690	14,929
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00% (pays quarterly)(1)	3/20/19	(14,160)	5,462	(8,698)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00% (pays quarterly)(1)	6/20/19	(15,359)	9,347	(6,012)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	6/20/19	(18,845)	7,407	(11,438)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(30,944)	14,010	(16,934)
Qatar	Nomura International PLC	1,380	1.00% (pays quarterly)(1)	3/20/19	(10,678)	3,766	(6,912)
Qatar	Nomura International PLC	3,460	1.00% (pays quarterly)(1)	3/20/19	(26,772)	9,740	(17,032)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	41,215	21,071	62,286
Qatar	UBS AG	9,246	1.00% (pays quarterly)(1)	12/20/23	(19,765)	(18,055)	(37,820)
Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	(598,923)	246,210	(352,713)
South Africa	Bank of America, N.A.	5,575	1.00% (pays quarterly)(1)	9/20/20	(30,493)	(58,340)	(88,833)
South Africa	Bank of America, N.A.	5,160	1.00% (pays quarterly)(1)	12/20/20	(21,892)	(57,553)	(79,445)
South Africa	Bank of America, N.A.	16,990	1.00% (pays quarterly)(1)	12/20/20	(72,083)	(172,765)	(244,848)
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	230,928	(529,440)	(298,512)
South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	298,772	(717,424)	(418,652)
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	419,973	(910,586)	(490,613)

61	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$19,900	1.00% (pays quarterly)(1)	9/20/22	$285,432	$(862,352)	$(576,920)
South Africa	Barclays Bank PLC	12,000	1.00% (pays quarterly)(1)	9/20/20	(65,636)	(224,249)	(289,885)
South Africa	Barclays Bank PLC	7,340	1.00% (pays quarterly)(1)	12/20/20	(31,141)	(78,816)	(109,957)
South Africa	Barclays Bank PLC	12,010	1.00% (pays quarterly)(1)	12/20/20	(50,954)	(121,672)	(172,626)
South Africa	Barclays Bank PLC	9,080	1.00% (pays quarterly)(1)	9/20/22	130,237	(362,353)	(232,116)
South Africa	Barclays Bank PLC	10,850	1.00% (pays quarterly)(1)	9/20/22	155,625	(403,698)	(248,073)
South Africa	BNP Paribas	10,850	1.00% (pays quarterly)(1)	9/20/22	155,625	(414,779)	(259,154)
South Africa	BNP Paribas	16,830	1.00% (pays quarterly)(1)	9/20/22	241,398	(633,300)	(391,902)
South Africa	Credit Suisse International	7,740	1.00% (pays quarterly)(1)	12/20/20	(32,838)	(87,936)	(120,774)
South Africa	Credit Suisse International	10,450	1.00% (pays quarterly)(1)	12/20/20	(44,336)	(145,920)	(190,256)
South Africa	Credit Suisse International	16,990	1.00% (pays quarterly)(1)	12/20/20	(72,083)	(183,685)	(255,768)
South Africa	Credit Suisse International	10,000	1.00% (pays quarterly)(1)	9/20/22	143,433	(449,970)	(306,537)
South Africa	Deutsche Bank AG	13,005	1.00% (pays quarterly)(1)	12/20/20	(55,176)	(137,308)	(192,484)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly)(1)	9/20/22	218,019	(654,622)	(436,603)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly)(1)	9/20/22	242,976	(732,700)	(489,724)
South Africa	Goldman Sachs International	8,020	1.00% (pays quarterly)(1)	12/20/20	(34,026)	(87,786)	(121,812)
South Africa	Goldman Sachs International	17,335	1.00% (pays quarterly)(1)	12/20/20	(73,547)	(186,721)	(260,268)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	153,330	(448,094)	(294,764)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	149,773	(361,416)	(211,643)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	136,293	(315,835)	(179,542)
South Africa	Nomura International PLC	4,000	1.00% (pays quarterly)(1)	9/20/22	57,373	(136,097)	(78,724)
South Africa	Nomura International PLC	8,900	1.00% (pays quarterly)(1)	9/20/22	127,656	(328,541)	(200,885)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	131,962	(313,390)	(181,428)

62	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Thailand	Barclays Bank PLC	$7,500	0.97% (pays quarterly)	9/20/19	$(97,258)	$—	$(97,258)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(46,873)	—	(46,873)

Total					$7,331,340	$(19,613,759)	$(12,282,419)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $187,274,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Citibank, N.A.		67,900	Excess Return on Bloomberg Roll Select Commodity Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.19% (pays upon termination)	5/15/18	$(118,818)
Citibank, N.A.		135,900	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.17% (pays upon termination)	5/15/18	(275,993)
Citibank, N.A.		67,900	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.20% (pays upon termination)	5/15/18	(90,327)
Citibank, N.A.	UAH	812,200	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $28,098,474 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	1,728,378
Citibank, N.A.	UAH	433,000	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $14,541,635 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	1,248,910

63	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (continued)

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	34,750	Positive Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2018 (pays upon termination)	6/14/18	$24,304

						$2,516,454

†	Notional amount is stated in USD unless otherwise noted.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Net Unrealized Depreciation

BNP Paribas	6-month USD-LIBOR-BBA on USD 23,595,683 (pays semi-annually) plus KRW 27,312,000,000	1.19% on KRW 27,312,000,000 (pays semi-annually) plus USD 23,595,683	3/8/20	$(1,906,268)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,669,485 (pays semi-annually) plus KRW 35,270,300,000	1.23% on KRW 35,270,300,000 (pays semi-annually) plus USD 31,669,485	3/31/20	(1,275,084)

				$(3,181,352)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF	1,011	CLP	26,958,979	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.89% (pays semi-annually)	10/4/22	$650,264
Goldman Sachs International	CLF	1,011	CLP	26,960,769	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/5/22	678,577
Goldman Sachs International	CLF	506	CLP	13,481,298	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/6/22	338,426

64	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF	1,011	CLP	26,969,636	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.92% (pays semi-annually)	10/11/22	$711,363
Goldman Sachs International	CLF	289	CLP	7,683,053	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.91% (pays semi-annually)	10/26/22	216,774
Goldman Sachs International	CLF	115	CLP	3,072,428	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	10/28/22	97,833
Goldman Sachs International	CLF	589	CLP	15,750,371	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.96% (pays semi-annually)	12/4/22	222,871
Goldman Sachs International	CLF	120	CLP	3,215,002	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	12/5/22	42,011
Goldman Sachs International	CLF	89	CLP	2,397,537	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.99% (pays semi-annually)	1/4/23	35,855

								$2,993,974

								$(187,378)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

ARPP7DRR	–	Argentina Central Bank 7-day Repo Reference Rate
CMT	–	Constant Maturity Treasury
COF	–	Cost of Funds 11th District
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate

65	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ALL	–	Albanian Lek
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BHD	–	Bahraini Dinar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen

KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PHP	–	Philippine Peso
PLN	–	Polish Zloty
QAR	–	Qatari Riyal
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UAH	–	Ukrainian Hryvnia
USD	–	United States Dollar
UYU	–	Uruguayan Peso
XOF	–	West African CFA Franc
ZAR	–	South African Rand

66	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $4,402,341,628)	$4,497,631,548
Affiliated investment, at value (identified cost, $729,623,233)	729,637,885
Cash	9,740,712
Deposits for derivatives collateral —
Futures contracts	18,000,000
Centrally cleared swap contracts	52,672,652
OTC derivatives	15,714,648
Foreign currency, at value (identified cost, $156,502,767)	156,725,873
Interest and dividends receivable	59,904,065
Dividends receivable from affiliated investment	737,808
Receivable for investments sold	1,074,628
Receivable for open forward foreign currency exchange contracts	90,290,708
Receivable for open swap contracts	11,511,061
Premium paid on open non-centrally cleared swap contracts	25,946,179
Tax reclaims receivable	93,522
Total assets	$5,669,681,289

Liabilities
Cash collateral due to brokers	$15,714,648
Payable for reverse repurchase agreements, including accrued interest of $32,976	58,734,702
Written options outstanding, at value (premiums received, $876,010)	5,580
Payable for investments purchased	40,145,935
Payable for variation margin on open futures contracts	293,192
Payable for variation margin on open centrally cleared swap contracts	2,157,975
Payable for open forward foreign currency exchange contracts	115,649,008
Payable for open forward volatility agreements	910,055
Payable for open swap contracts	21,474,810
Premium received on open non-centrally cleared swap contracts	4,057,919
Payable to affiliates:
Investment adviser fee	2,392,047
Trustees’ fees	8,625
Accrued foreign capital gains taxes	262,732
Accrued expenses and other liabilities	2,357,871
Total liabilities	$264,165,099
Net Assets applicable to investors’ interest in Portfolio	$5,405,516,190

Sources of Net Assets
Investors’ capital	$5,370,729,549
Net unrealized appreciation	34,786,641
Total	$5,405,516,190

67	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $3,478,825)	$147,616,941
Dividends (net of foreign taxes, $629,268)	2,957,749
Dividends from affiliated investment	3,367,682
Total investment income	$153,942,372

Expenses
Investment adviser fee	$14,432,716
Trustees’ fees and expenses	50,745
Custodian fee	3,095,572
Legal and accounting services	209,088
Interest expense and fees	970,640
Interest expense on securities sold short	23,061
Miscellaneous	324,198
Total expenses	$19,106,020

Net investment income	$134,836,352

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,050,123)	$93,574,387
Investment transactions — affiliated investment	(103,499)
Written options	1,375,718
Securities sold short	1,068,047
Futures contracts	(26,501,207)
Swap contracts	(42,128,500)
Forward volatility agreements	(620,997)
Foreign currency transactions	(3,368,521)
Forward foreign currency exchange contracts	(30,035,461)
Net realized loss	$(6,740,033)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $553,154)	$(58,776,434)
Investments — affiliated investment	14,652
Written options	(410,793)
Securities sold short	(1,006,217)
Futures contracts	(1,124,716)
Swap contracts	10,300,510
Forward volatility agreements	(269,171)
Foreign currency	(1,248,591)
Forward foreign currency exchange contracts	(57,138,329)
Net change in unrealized appreciation (depreciation)	$(109,659,089)

Net realized and unrealized loss	$(116,399,122)

Net increase in net assets from operations	$18,437,230

68	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$134,836,352	$244,255,261
Net realized loss	(6,740,033)	(26,873,679)
Net change in unrealized appreciation (depreciation)	(109,659,089)	12,866,543
Net increase in net assets from operations	$18,437,230	$230,248,125
Capital transactions —
Contributions	$404,963,720	$1,098,076,789
Withdrawals	(501,950,191)	(1,256,355,988)
Net decrease in net assets from capital transactions	$(96,986,471)	$(158,279,199)

Net increase (decrease) in net assets	$(78,549,241)	$71,968,926

Net Assets
At beginning of period	$5,484,065,431	$5,412,096,505
At end of period	$5,405,516,190	$5,484,065,431

69	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Consolidated Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016		2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.70	%(3)	0.64%	0.64%		0.67%	0.75%	0.92%
Net investment income	4.95	%(3)	4.14%	4.54%		4.37%	3.92%	3.15%
Portfolio Turnover	41	%(4)	74%	65%		66%	66%	56%

Total Return	0.32	%(4)	3.93%	5.06	%(5)	1.99%	3.78%	(0.89)%

Net assets, end of period (000’s omitted)	$5,405,516		$5,484,065	$5,412,097		$4,751,608	$4,601,105	$6,690,987

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, primarily on securities sold short, of 0.04%, 0.03%, 0.03%, 0.03%, 0.11% and 0.31% for the six months ended April 30, 2018 and the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

70	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2018 were $36,807,425 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

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Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

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G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

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Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the

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amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

T  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

U  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

V  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets

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(exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $14,432,716 or 0.53% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,231,851,930	$2,001,905,605
U.S. Government and Agency Securities	368,319,405	369,181,616

	$1,600,171,335	$2,371,087,221

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,394,734,430

Gross unrealized appreciation	$314,872,382
Gross unrealized depreciation	(525,913,530)

Net unrealized depreciation	$(211,041,148)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Consolidated Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

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Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $129,249,000. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $87,894,629 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

77

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$2,999,890	$7,227,707	$—	$10,227,597
Net unrealized appreciation*	401,775	6,178,143	—	—	28,129,070	34,708,988
Receivable for open forward foreign currency exchange contracts	—	—	—	90,290,708	—	90,290,708
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	16,967,424	24,304	2,977,288	4,639,852	24,608,868

Total Asset Derivatives	$401,775	$23,145,567	$3,024,194	$100,495,703	$32,768,922	$159,836,161

Derivatives not subject to master netting or similar agreements	$401,775	$6,178,143	$—	$—	$28,129,070	$34,708,988

Total Asset Derivatives subject to master netting or similar agreements	$—	$16,967,424	$3,024,194	$100,495,703	$4,639,852	$125,127,173

Written options outstanding, at value	$—	$—	$—	$(5,580)	$—	$(5,580)
Net unrealized appreciation*	—	(11,271,439)	—	—	(50,356,180)	(61,627,619)
Payable for open forward foreign currency exchange contracts	—	—	—	(115,649,008)	—	(115,649,008)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(485,138)	(3,943,304)	—	—	(8,255,915)	(12,684,357)
Payable for open forward volatility agreements	—	—	—	(910,055)	—	(910,055)

Total Liability Derivatives	$(485,138)	$(15,214,743)	$—	$(116,564,643)	$(58,612,095)	$(190,876,619)

Derivatives not subject to master netting or similar agreements	$—	$(11,271,439)	$—	$—	$(50,356,180)	$(61,627,619)

Total Liability Derivatives subject to master netting or similar agreements	$(485,138)	$(3,943,304)	$—	$(116,564,643)	$(8,255,915)	$(129,249,000)

*	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.

78

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$13,616,613	$(7,736,770)	$—	$(5,879,843)	$—	$6,180,000
Bank of America, N.A.	4,952,367	(4,952,367)	—	—	—	—
Barclays Bank PLC	1,714,036	(1,714,036)	—	—	—	—
BNP Paribas	5,097,171	(5,097,171)	—	—	—	—
Citibank, N.A.	11,047,956	(3,825,883)	—	—	7,222,073	—
Credit Agricole Corporate and Investment Bank	3,602,026	(1,585,624)	—	(2,016,402)	—	2,410,000
Credit Suisse International	675,174	(675,174)	—	—	—	—
Deutsche Bank AG	13,369,028	(13,369,028)	—	—	—	—
Goldman Sachs International	31,190,594	(21,652,929)	(7,519,508)	—	2,018,157	—
HSBC Bank USA, N.A.	2,716,487	(286,695)	(2,429,792)	—	—	—
JPMorgan Chase Bank, N.A.	11,309,671	(3,685,879)	—	(6,850,000)	773,792	6,850,000
Morgan Stanley & Co. International PLC	97,194	(35,473)	—	(61,721)	—	260,000
Nomura International PLC	1,021,431	(898,957)	(122,474)	—	—	—
Societe Generale	2,110,011	(363,607)	(1,746,404)	—	—	14,648
Standard Chartered Bank	21,886,991	(21,886,991)	—	—	—	—
State Street Bank and Trust Company	591,594	(591,594)	—	—	—	—
The Toronto-Dominion Bank	123,964	—	—	—	123,964	—
UBS AG	4,865	(4,865)	—	—	—	—

	$125,127,173	$(88,363,043)	$(11,818,178)	$(14,807,966)	$10,137,986	$15,714,648

79

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(7,736,770)	$7,736,770	$—	$—	$—	$—
Bank of America, N.A.	(6,410,604)	4,952,367	1,026,475	—	(431,762)	—
Barclays Bank PLC	(1,966,784)	1,714,036	252,748	—	—	—
BNP Paribas	(21,502,869)	5,097,171	15,795,703	—	(609,995)	—
Citibank, N.A.	(4,311,021)	3,825,883	485,138	—	—	—
Credit Agricole Corporate and Investment Bank	(1,585,624)	1,585,624	—	—	—	—
Credit Suisse International	(7,217,999)	675,174	6,542,825	—	—	—
Deutsche Bank AG	(15,127,499)	13,369,028	1,072,362	—	(686,109)	—
Goldman Sachs International	(21,652,929)	21,652,929	—	—	—	—
HSBC Bank USA, N.A.	(286,695)	286,695	—	—	—	—
JPMorgan Chase Bank, N.A.	(3,685,879)	3,685,879	—	—	—	—
Morgan Stanley & Co. International PLC	(35,473)	35,473	—	—	—	—
Nomura International PLC	(898,957)	898,957	—	—	—	—
Societe Generale	(363,607)	363,607	—	—	—	—
Standard Chartered Bank	(30,129,610)	21,886,991	8,242,619	—	—	—
State Street Bank and Trust Company	(752,568)	591,594	—	—	(160,974)	—
UBS AG	(5,584,112)	4,865	5,579,247	—	—	—

	$(129,249,000)	$88,363,043	$38,997,117	$—	$(1,888,840)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$15,714,648

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at April 30, 2018 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$(6,450,533)	$(1,319,526)
Written options	—	—	—	1,375,718	—
Futures contracts	(39,753,696)	—	(2,817,761)	—	16,070,250
Swap contracts	543,331	(31,852,513)	—	938,037	(11,757,355)
Forward volatility agreements	—	—	—	(620,997)	—
Forward foreign currency exchange contracts	—	—	—	(30,035,461)	—

Total	$(39,210,365)	$(31,852,513)	$(2,817,761)	$(34,793,236)	$2,993,369

80

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$31,963	$(339,212)	$1,319,526
Written options	—	—	—	(410,793)	—
Futures contracts	1,885,771	—	542,640	—	(3,553,127)
Swap contracts	(485,138)	10,929,767	24,304	2,977,288	(3,145,711)
Forward volatility agreements	—	—	—	(269,171)	—
Forward foreign currency exchange contracts	—	—	—	(57,138,329)	—

Total	$1,400,633	$10,929,767	$598,907	$(55,180,217)	$(5,379,312)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Interest Rate Swaptions Purchased	Swap Contracts

$649,436,000	$1,350,327,000	$7,889,546,000	$210,152,000	$28,039,000	$9,465,498,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $1,433,680,000, $362,946,000 and 1,986 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2018 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

JPMorgan Chase Bank, N.A	4/23/18	On Demand	(1)	2.00%	AUD 64,418,544	$48,516,463	$50,553,077
Nomura International PLC	4/5/18	On Demand	(1)	2.20%	AUD 13,554,135	10,218,239	10,314,950

Total						$58,734,702	$60,868,027

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	–	Australian Dollar

81

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

For the six months ended April 30, 2018, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $111,144,000 and 1.80%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2018.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2018.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

JPMorgan Chase Bank, N.A.	$(48,516,463)	$—	$48,516,463	$—
Nomura International PLC	(10,218,239)	—	10,218,239	—

	$(58,734,702)	$—	$58,734,702	$—

*	Including accrued interest

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

82

Global Macro Portfolio

April 30, 2018

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$2,516,437,042	$—	$2,516,437,042
Foreign Corporate Bonds	—	126,941,179	10,246,399	137,187,578
Sovereign Loans (Less Unfunded Loan Commitments)	—	111,322,244	—	111,322,244
Credit Linked Notes	—	2,115,750	—	2,115,750
Corporate Bonds & Notes	—	1,637,121	—	1,637,121
Collateralized Mortgage Obligations	—	212,984,968	—	212,984,968
Asset-Backed Securities	—	9,069,305	—	9,069,305
Mortgage Pass-Throughs	—	177,541,930	—	177,541,930
U.S. Treasury Obligations	—	95,981,183	—	95,981,183
Small Business Administration Loans (Interest Only)	—	41,925,756	—	41,925,756
Common Stocks
Iceland	72,117,371	3,297,212 **	—	75,414,583
Other Countries***	—	134,419,098 **	—	134,419,098
Short-Term Investments —
Foreign Government Securities	—	872,400,110	—	872,400,110
U.S. Treasury Obligations	—	98,967,283	—	98,967,283
Other	—	729,637,885	—	729,637,885
Purchased Currency Options	—	7,227,707	—	7,227,707
Purchased Call Options	—	2,999,890	—	2,999,890

Total Investments	$72,117,371	$5,144,905,663	$10,246,399	$5,227,269,433
Forward Foreign Currency Exchange Contracts	$—	$90,290,708	$—	$90,290,708
Futures Contracts	6,353,095	—	—	6,353,095
Swap Contracts	—	52,964,761	—	52,964,761

Total	$78,470,466	$5,288,161,132	$10,246,399	$5,376,877,997

Liability Description

Written Currency Options	$—	$(5,580)	$—	$(5,580)
Forward Foreign Currency Exchange Contracts	—	(115,649,008)	—	(115,649,008)
Forward Volatility Agreements	—	(910,055)	—	(910,055)
Futures Contracts	(3,924,635)	—	—	(3,924,635)
Swap Contracts	—	(70,387,341)	—	(70,387,341)

Total	$(3,924,635)	$(186,951,984)	$—	$(190,876,619)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

***	For further breakdown of equity securities by country, please refer to the Consolidated Portfolio of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

83

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

84

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The

85

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

86

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

87

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

88

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018